SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.5%
Argentina - 0.0%
Banco Macro SA, ADR	250	7,245
Globant SA*	184	20,794
Grupo Financiero Galicia SA, ADR	568	7,179
Telecom Argentina SA, ADR	693	8,039
YPF SA, ADR	980	7,830
(Cost 69,429)		51,087
Australia - 4.4%
AGL Energy Ltd.	3,135	39,089
Alumina Ltd.	13,619	17,212
AMP Ltd.*	15,837	17,281
APA Group(a)	5,756	40,272
Aristocrat Leisure Ltd.	2,723	58,734
ASX Ltd.	1,009	48,733
Aurizon Holdings Ltd.	10,789	33,948
AusNet Services	9,213	10,173
Australia & New Zealand Banking Group Ltd.	13,634	220,537
Bendigo & Adelaide Bank Ltd.(b)	2,051	12,279
BHP Group Ltd.	14,830	324,610
BHP Group PLC	10,657	193,808
BlueScope Steel Ltd.	2,886	22,223
Boral Ltd.	5,501	16,198
Brambles Ltd.	8,118	63,250
Caltex Australia Ltd.	1,504	32,039
Challenger Ltd.	2,971	17,593
CIMIC Group Ltd.	481	7,470
Coca-Cola Amatil Ltd.	2,987	22,358
Cochlear Ltd.	302	40,841
Coles Group Ltd.	5,891	54,534
Commonwealth Bank of Australia	8,609	458,650
Computershare Ltd.	2,267	22,625
Crown Resorts Ltd.	2,030	13,436
CSL Ltd.	2,284	460,420
Dexus REIT	5,045	39,965
Flight Centre Travel Group Ltd.	324	6,885
Fortescue Metals Group Ltd.(b)	7,086	46,531
Goodman Group REIT	9,082	88,629
GPT Group REIT	9,356	35,229
Harvey Norman Holdings Ltd.(b)	3,084	7,454
Incitec Pivot Ltd.	8,952	15,921
Insurance Australia Group Ltd.	12,169	50,577
Lendlease Group(a)	2,955	33,938
Macquarie Group Ltd.	1,643	144,313
Magellan Financial Group Ltd.	619	22,485
Medibank Pvt Ltd.	13,208	24,350
Mirvac Group REIT	19,263	38,149
National Australia Bank Ltd.	13,847	226,418
Newcrest Mining Ltd.	4,391	75,232
Oil Search Ltd.	7,229	25,854
Orica Ltd.	1,871	24,133
Origin Energy Ltd.	9,128	41,506
Qantas Airways Ltd.	3,616	13,027
QBE Insurance Group Ltd.	7,056	62,468
Ramsay Health Care Ltd.	755	33,450
REA Group Ltd.	270	17,294
Santos Ltd.	9,079	40,396
Scentre Group REIT	27,014	60,890
SEEK Ltd.	1,647	22,188
Sonic Healthcare Ltd.	2,063	38,705
South32 Ltd.	25,030	36,199
Stockland REIT	12,090	37,096
Suncorp Group Ltd.	6,282	46,408
Sydney Airport(a)	5,531	27,997
Tabcorp Holdings Ltd.	10,426	25,742
Telstra Corp. Ltd.	20,645	46,131
TPG Telecom Ltd.	1,838	9,016
Transurban Group(a)	13,337	129,023
Treasury Wine Estates Ltd.	3,821	27,456
Vicinity Centres REIT	6,816	9,591
Washington H Soul Pattinson & Co. Ltd.(b)	548	6,968
Wesfarmers Ltd.	5,610	148,561
Westpac Banking Corp.	18,339	282,426
Woodside Petroleum Ltd.	4,670	84,940
Woolworths Group Ltd.	5,852	147,917
Worley Ltd.	1,246	10,163
(Cost 4,923,861)		4,559,934
Austria - 0.1%
ANDRITZ AG	410	14,448
Erste Group Bank AG*	1,510	51,726
OMV AG	754	31,505
Raiffeisen Bank International AG	757	15,606
Verbund AG	349	16,521
voestalpine AG	464	10,132
(Cost 159,888)		139,938
Belgium - 0.6%
Ageas	1,060	49,007
Anheuser-Busch InBev SA/NV	3,832	214,605
Colruyt SA	294	13,573
Galapagos NV*	216	44,662
Groupe Bruxelles Lambert SA	415	37,513
KBC Group NV	1,169	77,457
Proximus SADP	775	19,130
Solvay SA	375	33,980
Telenet Group Holding NV	311	11,852
Titan Cement International SA*	236	3,413
UCB SA	667	61,528
Umicore SA	947	39,486
(Cost 849,483)		606,206
Brazil - 1.3%
Ambev SA	23,396	76,070

Atacadao SA	1,728	7,995
B2W Cia Digital*	954	13,259
B3 SA - Brasil Bolsa Balcao	10,585	113,616
Banco Bradesco SA	5,971	36,438
Banco BTG Pactual SA	1,039	15,697
Banco do Brasil SA	4,076	42,712
Banco Santander Brasil SA	1,763	15,714
BB Seguridade Participacoes SA	3,822	27,221
BR Malls Participacoes SA	3,900	14,250
BRF SA*	2,728	16,495
CCR SA	5,921	21,622
Centrais Eletricas Brasileiras SA	773	5,969
Cia de Saneamento Basico do Estado de Sao Paulo	1,860	24,436
Cia Siderurgica Nacional SA	2,953	7,383
Cielo SA	5,536	8,480
Cogna Educacao	6,692	15,099
Cosan SA	605	9,899
Embraer SA*	3,550	13,464
Energisa SA	1,284	15,505
Engie Brasil Energia SA	1,304	13,860
Equatorial Energia SA	5,327	29,375
Hapvida Participacoes e Investimentos SA, 144A	1,049	12,949
Hypera SA	1,860	14,266
IRB Brasil Resseguros S/A	3,456	25,697
JBS SA	5,696	28,914
Klabin SA	2,672	11,502
Localiza Rent a Car SA	2,679	29,678
Lojas Renner SA	4,064	48,438
Magazine Luiza SA	3,621	40,907
Multiplan Empreendimentos Imobiliarios SA	1,318	8,995
Natura & Co. Holding SA	3,169	32,251
Notre Dame Intermedica Participacoes SA	2,392	33,821
Petrobras Distribuidora SA	3,362	19,622
Petroleo Brasileiro SA	18,496	112,294
Porto Seguro SA	327	4,459
Raia Drogasil SA	1,317	35,311
Rumo SA*	6,562	30,991
Sul America SA	1,129	13,648
Suzano SA	2,344	19,992
TIM Participacoes SA	3,349	12,080
Ultrapar Participacoes SA	3,444	14,694
Vale SA	17,227	170,694
WEG SA	3,555	34,303
(Cost 1,022,412)		1,300,065
Canada - 6.7%
Agnico Eagle Mines Ltd.	1,201	56,988
Air Canada*	659	16,816
Algonquin Power & Utilities Corp.	2,599	39,501
Alimentation Couche-Tard, Inc., Class B	4,374	132,825
AltaGas Ltd.	1,573	23,520
Atco Ltd., Class I	382	14,253
Aurora Cannabis, Inc.*(b)	3,110	4,194
Bank of Montreal	3,232	219,624
Bank of Nova Scotia	6,273	328,173
Barrick Gold Corp.	8,841	168,620
BCE, Inc.	739	32,456
BlackBerry Ltd.*	3,382	17,461
Bombardier, Inc., Class B*	13,064	9,344
Brookfield Asset Management, Inc., Class A	4,578	273,776
CAE, Inc.	1,415	37,856
Cameco Corp.	1,720	14,877
Canadian Apartment Properties REIT	532	22,247
Canadian Imperial Bank of Commerce	2,184	166,226
Canadian National Railway Co.	3,417	289,678
Canadian Natural Resources Ltd.	6,052	155,781
Canadian Pacific Railway Ltd.	700	173,492
Canadian Tire Corp. Ltd., Class A	244	23,994
Canadian Utilities Ltd., Class A	669	19,797
Canopy Growth Corp.*	994	18,640
CCL Industries, Inc., Class B	766	25,287
Cenovus Energy, Inc.	4,996	36,737
CGI, Inc.*	1,221	85,791
CI Financial Corp.	1,362	22,618
Constellation Software, Inc.	101	102,895
Cronos Group, Inc.*(b)	1,285	7,458
Dollarama, Inc.	1,587	46,655
Emera, Inc.	1,194	50,313
Empire Co. Ltd., Class A	867	19,371
Enbridge, Inc.	9,850	366,628
Fairfax Financial Holdings Ltd.	132	56,862
First Capital Real Estate Investment Trust REIT	1,368	20,404
First Quantum Minerals Ltd.	3,352	24,773
Fortis, Inc.	2,251	91,096
Franco-Nevada Corp.	964	103,492
George Weston Ltd.	379	28,533
Gildan Activewear, Inc.	1,143	27,684
Great-West Lifeco, Inc.(b)	1,520	35,751
H&R Real Estate Investment Trust REIT	712	10,296
Husky Energy, Inc.	1,742	8,293
Hydro One Ltd., 144A	1,828	36,689
iA Financial Corp., Inc.	540	25,704
IGM Financial, Inc.	556	14,825
Imperial Oil Ltd.	1,404	30,742
Intact Financial Corp.	708	76,742
Inter Pipeline Ltd.(b)	1,801	26,648
Keyera Corp.(b)	1,098	26,357
Kinross Gold Corp.*	6,998	35,192
Kirkland Lake Gold Ltd.	1,561	50,345
Loblaw Cos. Ltd.	985	48,800

Lundin Mining Corp.	3,360	17,147
Magna International, Inc.	1,607	73,140
Manulife Financial Corp.	9,675	162,613
Methanex Corp.	280	8,060
Metro, Inc.	1,326	51,647
National Bank of Canada	1,607	83,532
Nutrien Ltd.	2,776	112,198
Onex Corp.	392	22,009
Open Text Corp.	1,255	52,547
Parkland Fuel Corp.	731	22,982
Pembina Pipeline Corp.(b)	2,623	94,485
Power Corp. of Canada	2,844	62,866
PrairieSky Royalty Ltd.	917	8,506
Quebecor, Inc., Class B	851	19,883
Restaurant Brands International, Inc.	1,214	71,551
RioCan Real Estate Investment Trust REIT	766	14,307
Rogers Communications, Inc., Class B	1,881	86,199
Royal Bank of Canada	7,160	532,472
Saputo, Inc.	1,083	30,144
Shaw Communications, Inc., Class B	2,577	44,599
Shopify, Inc., Class A*	501	232,619
SmartCentres Real Estate Investment Trust REIT	672	14,409
Stars Group, Inc.*	904	20,717
Sun Life Financial, Inc.(b)	2,691	116,261
Suncor Energy, Inc.	8,137	224,241
TC Energy Corp.	4,702	245,075
Teck Resources Ltd., Class B	2,587	26,019
TELUS Corp.	1,013	36,558
Thomson Reuters Corp.	1,036	76,960
Toronto-Dominion Bank	9,105	468,325
West Fraser Timber Co. Ltd.	236	8,812
Wheaton Precious Metals Corp.	1,912	54,372
WSP Global, Inc.	483	31,835
(Cost 6,610,072)		6,930,210
Chile - 0.2%
Aguas Andinas SA, Class A	6,881	2,356
Antofagasta PLC	2,114	20,383
Banco de Chile	215,346	18,970
Banco de Credito e Inversiones SA	187	6,973
Banco Santander Chile	312,455	13,940
Cencosud SA	8,433	9,898
Cia Cervecerias Unidas SA	666	5,003
Colbun SA	30,600	3,842
Empresa Nacional de Telecomunicaciones SA*	868	4,568
Empresas CMPC SA	8,312	16,768
Empresas COPEC SA	2,150	16,690
Enel Americas SA	190,503	31,910
Enel Chile SA	123,794	11,049
Itau CorpBanca	1,267,566	4,651
Latam Airlines Group SA	1,127	7,518
SACI Falabella	2,985	9,927
(Cost 249,415)		184,446
China - 9.0%
360 Security Technology, Inc., Class A	3,700	11,850
3SBio, Inc., 144A*	4,816	4,992
51job, Inc., ADR*(b)	120	8,972
58.com, Inc., ADR*	544	30,012
AAC Technologies Holdings, Inc.	3,620	23,708
Accelink Technologies Co. Ltd., Class A	2,700	11,561
Agile Group Holdings Ltd.	7,957	11,167
Agricultural Bank of China Ltd., Class A	19,900	9,724
Agricultural Bank of China Ltd., Class H	136,802	54,756
Aier Eye Hospital Group Co. Ltd., Class A	2,700	15,477
Air China Ltd., Class H	10,875	8,747
Alibaba Group Holding Ltd., ADR*	8,701	1,809,808
A-Living Services Co. Ltd., Class H, 144A	4,750	21,267
Aluminum Corp. of China Ltd., Class H*	20,450	5,431
Anhui Conch Cement Co. Ltd., Class A	1,200	9,434
Anhui Conch Cement Co. Ltd., Class H	6,071	44,510
ANTA Sports Products Ltd.	5,343	42,943
Anxin Trust Co. Ltd., Class A*	1,500	643
Autohome, Inc., ADR*	324	25,165
AviChina Industry & Technology Co. Ltd., Class H	13,135	5,712
BAIC Motor Corp. Ltd., Class H, 144A	10,311	5,053
Baidu, Inc., ADR*	1,393	167,132
Bank of Beijing Co. Ltd., Class A	11,100	8,128
Bank of China Ltd., Class A	16,800	8,547
Bank of China Ltd., Class H	412,558	163,012
Bank of Communications Co. Ltd., Class A	13,200	9,836
Bank of Communications Co. Ltd., Class H	59,882	38,411
Bank of Jiangsu Co. Ltd., Class A	10,000	9,143
Bank of Ningbo Co. Ltd., Class A	2,300	8,293
Bank of Shanghai Co. Ltd., Class A	5,590	6,897
Baozun, Inc., ADR*(b)	187	5,932
BeiGene Ltd., ADR*(b)	166	26,286
Beijing Capital International Airport Co. Ltd., Class H	7,123	5,556
BOE Technology Group Co. Ltd., Class A	31,000	21,768
BYD Co. Ltd., Class A	2,100	19,672
BYD Co. Ltd., Class H(b)	3,102	18,982
BYD Electronic International Co. Ltd.	3,177	5,951
CGN Power Co. Ltd., Class H, 144A	51,498	12,552
China Aoyuan Group Ltd.	5,569	8,016
China Cinda Asset Management Co. Ltd., Class H	59,929	12,532
China CITIC Bank Corp. Ltd., Class H	46,587	24,205
China Communications Construction Co. Ltd., Class H	24,316	18,124

China Communications Services Corp. Ltd., Class H	15,597	12,065
China Conch Venture Holdings Ltd.	8,082	39,295
China Construction Bank Corp., Class H	479,300	387,375
China East Education Holdings Ltd., 144A*	10,436	21,233
China Eastern Airlines Corp. Ltd., Class H*	6,242	2,675
China Everbright Bank Co. Ltd., Class A	14,000	7,584
China Everbright Bank Co. Ltd., Class H	14,787	5,919
China Evergrande Group(b)	8,711	19,556
China Galaxy Securities Co. Ltd., Class H	12,246	6,755
China Hongqiao Group Ltd.	8,230	4,413
China Huarong Asset Management Co. Ltd., Class H, 144A	68,252	9,281
China International Capital Corp. Ltd., Class H, 144A(b)	5,058	9,331
China International Travel Service Corp. Ltd., Class A	800	8,999
China Lesso Group Holdings Ltd.	14,000	21,013
China Life Insurance Co. Ltd., Class A	700	2,954
China Life Insurance Co. Ltd., Class H	35,783	83,823
China Literature Ltd., 144A*	2,240	10,130
China Longyuan Power Group Corp. Ltd., Class H	22,041	11,537
China Medical System Holdings Ltd.	6,743	8,304
China Merchants Bank Co. Ltd., Class A	8,100	39,698
China Merchants Bank Co. Ltd., Class H	20,816	98,138
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,200	5,467
China Minsheng Banking Corp. Ltd., Class A	13,500	11,066
China Minsheng Banking Corp. Ltd., Class H	33,356	22,508
China Molybdenum Co. Ltd., Class H(b)	16,711	6,238
China National Building Material Co. Ltd., Class H	15,008	17,347
China National Nuclear Power Co. Ltd., Class A	12,600	8,288
China Oilfield Services Ltd., Class H	12,051	15,460
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,312
China Pacific Insurance Group Co. Ltd., Class H	13,157	43,294
China Petroleum & Chemical Corp., Class A	9,200	6,065
China Petroleum & Chemical Corp., Class H	144,834	74,693
China Railway Construction Corp. Ltd., Class H	10,726	12,274
China Railway Group Ltd., Class A	15,300	11,774
China Railway Group Ltd., Class H	20,256	11,434
China Resources Pharmaceutical Group Ltd., 144A	8,748	7,609
China Shenhua Energy Co. Ltd., Class H	18,462	32,021
China Shipbuilding Industry Co. Ltd., Class A	8,500	5,372
China Southern Airlines Co. Ltd., Class H(b)	8,335	4,395
China State Construction Engineering Corp. Ltd., Class A	9,600	7,388
China Telecom Corp. Ltd., Class H	71,007	26,690
China Tower Corp. Ltd., Class H, 144A	217,035	52,623
China United Network Communications Ltd., Class A	9,100	7,146
China Vanke Co. Ltd., Class A	2,400	10,177
China Vanke Co. Ltd., Class H	6,217	23,927
China Yangtze Power Co. Ltd., Class A	10,800	26,357
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,569	7,482
CIFI Holdings Group Co. Ltd.	13,094	9,995
CITIC Securities Co. Ltd., Class A	3,100	10,395
CITIC Securities Co. Ltd., Class H	15,910	34,004
CNOOC Ltd.	89,461	122,571
Contemporary Amperex Technology Co. Ltd., Class A	619	12,035
COSCO SHIPPING Holdings Co. Ltd., Class A*	16,200	9,379
Country Garden Holdings Co. Ltd.(b)	38,190	50,561
Country Garden Services Holdings Co. Ltd.	4,808	18,751
CRRC Corp. Ltd., Class A	9,800	8,988
CRRC Corp. Ltd., Class H	24,010	15,401
CSPC Pharmaceutical Group Ltd.	24,902	56,736
Dali Foods Group Co. Ltd., 144A	17,259	11,403
Daqin Railway Co. Ltd., Class A	10,400	10,552
Dongfeng Motor Group Co. Ltd., Class H	13,883	10,971
East Money Information Co. Ltd., Class A	8,000	19,890
ENN Energy Holdings Ltd.	4,411	48,863
Focus Media Information Technology Co. Ltd., Class A	3,200	2,449
Foshan Haitian Flavouring & Food Co. Ltd., Class A	500	7,135
Fosun International Ltd.	15,117	19,257
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,294	6,548
GCL System Integration Technology Co. Ltd., Class A*	12,400	9,809
GDS Holdings Ltd., ADR*(b)	349	20,232
Genscript Biotech Corp.*	4,043	8,413
GF Securities Co. Ltd., Class H	11,962	14,302
Gigadevice Semiconductor Beijing, Inc., Class A	300	15,607
GOME Retail Holdings Ltd.*(b)	109,510	11,239
Great Wall Motor Co. Ltd., Class H	21,547	15,590
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,300	11,029
Greentown Service Group Co. Ltd.	4,808	6,008
Guangzhou Automobile Group Co. Ltd., Class H	14,124	15,746
Guangzhou R&F Properties Co. Ltd., Class H	7,029	10,893

Guotai Junan Securities Co. Ltd., Class A	8,400	20,464
Guotai Junan Securities Co. Ltd., Class H, 144A	7,228	12,073
Haidilao International Holding Ltd., 144A(b)	3,000	12,258
Haitian International Holdings Ltd.	4,920	9,644
Haitong Securities Co. Ltd., Class H	15,568	16,716
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,400	17,053
Hansoh Pharmaceutical Group Co. Ltd., 144A*	2,000	6,940
Hengan International Group Co. Ltd.	3,470	25,752
Hua Hong Semiconductor Ltd., 144A	2,953	6,425
Huaneng Power International, Inc., Class H	14,715	5,928
Huatai Securities Co. Ltd., Class A	2,100	5,582
Huatai Securities Co. Ltd., Class H, 144A	7,057	12,258
Huaxia Bank Co. Ltd., Class A	9,400	9,362
Huazhu Group Ltd., ADR(b)	670	22,612
HUYA, Inc., ADR*(b)	805	15,947
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,633
Industrial & Commercial Bank of China Ltd., Class H	335,161	229,174
Industrial Bank Co. Ltd., Class A	5,000	12,388
Industrial Securities Co. Ltd., Class A	1,500	1,485
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	5,466
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	6,214
Innovent Biologics, Inc., 144A*	6,500	29,686
iQIYI, Inc., ADR*	832	18,662
JD.com, Inc., ADR*	3,873	149,149
Jiangsu Expressway Co. Ltd., Class H	9,726	11,242
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,000	12,050
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	200	2,791
Jiangxi Copper Co. Ltd., Class H	5,628	6,599
JOYY, Inc., ADR*	247	13,331
Kingdee International Software Group Co. Ltd.	13,211	16,897
Kingsoft Corp. Ltd.*	4,776	15,440
Kweichow Moutai Co. Ltd., Class A	400	60,588
KWG Group Holdings Ltd.*	5,818	8,524
Legend Holdings Corp., Class H, 144A	3,532	6,072
Lenovo Group Ltd.	35,135	21,680
Li Ning Co. Ltd.	8,847	23,267
Logan Property Holdings Co. Ltd.	9,750	16,636
Longfor Group Holdings Ltd., 144A	8,628	39,902
LONGi Green Energy Technology Co. Ltd., Class A	4,400	19,357
Luckin Coffee, Inc., ADR*	557	22,035
Luxshare Precision Industry Co. Ltd., Class A	961	6,583
Luye Pharma Group Ltd., 144A(b)	11,644	7,095
Luzhou Laojiao Co. Ltd., Class A	800	8,575
Maanshan Iron & Steel Co. Ltd., Class A	26,500	10,519
Meituan Dianping, Class B*	4,951	62,816
Metallurgical Corp. of China Ltd., Class A	21,100	8,224
Momo, Inc., ADR	873	24,549
Muyuan Foodstuff Co. Ltd., Class A	1,300	21,703
NetEase, Inc., ADR	359	114,417
New China Life Insurance Co. Ltd., Class H	4,923	18,726
New Oriental Education & Technology Group, Inc., ADR*	764	97,708
Ninestar Corp., Class A	2,648	15,778
NIO, Inc., ADR*(b)	3,312	13,679
Noah Holdings Ltd., ADR*(b)	202	5,733
OFILM Group Co. Ltd., Class A*	4,203	11,143
Orient Securities Co. Ltd., Class A	1,600	2,286
People’s Insurance Co. Group of China Ltd., Class H	33,693	11,930
PetroChina Co. Ltd., Class A	7,700	5,594
PetroChina Co. Ltd., Class H	99,313	38,477
PICC Property & Casualty Co. Ltd., Class H	39,275	40,661
Pinduoduo, Inc., ADR*	925	33,096
Ping An Bank Co. Ltd., Class A	3,800	7,896
Ping An Healthcare and Technology Co. Ltd., 144A*	1,600	15,631
Ping An Insurance Group Co. of China Ltd., Class A	4,300	47,891
Ping An Insurance Group Co. of China Ltd., Class H	27,792	308,939
Poly Developments and Holdings Group Co. Ltd., Class A	3,400	7,888
Postal Savings Bank of China Co. Ltd., Class H, 144A	36,685	23,155
Power Construction Corp. of China Ltd., Class A	14,500	8,831
SAIC Motor Corp. Ltd., Class A	2,000	6,365
Sanan Optoelectronics Co. Ltd., Class A	4,700	16,602
Sany Heavy Industry Co. Ltd., Class A	9,100	22,730
Seazen Group Ltd.*(b)	10,549	10,840
Semiconductor Manufacturing International Corp.*(b)	12,721	24,642
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,093	11,712
Shanghai Electric Group Co. Ltd., Class H	14,557	4,108
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	3,305	9,307
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,113
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,098	9,326

Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	14,460
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,981
Shenzhen Goodix Technology Co. Ltd., Class A	400	17,761
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	3,900	10,809
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	700	23,974
Shenzhou International Group Holdings Ltd.	3,846	47,242
SINA Corp.*	398	13,035
Sino-Ocean Group Holding Ltd.	13,001	4,720
Sinopec Engineering Group Co. Ltd., Class H	7,834	3,879
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	4,140
Sinopharm Group Co. Ltd., Class H	6,046	18,654
Sinotruk Hong Kong Ltd.	3,686	7,046
SOHO China Ltd.	10,116	3,660
Sunac China Holdings Ltd.	11,419	62,259
Sunny Optical Technology Group Co. Ltd.	3,265	50,766
TAL Education Group, ADR*(b)	2,089	113,621
Tencent Holdings Ltd.	28,585	1,415,498
Tencent Music Entertainment Group, ADR*(b)	447	5,422
Tianma Microelectronics Co. Ltd., Class A	1,000	2,322
Tingyi Cayman Islands Holding Corp.	11,317	20,587
Topsports International Holdings Ltd., 144A	16,213	18,740
TravelSky Technology Ltd., Class H	4,761	9,308
Trip.com Group Ltd., ADR*	2,388	72,500
Tsingtao Brewery Co. Ltd., Class H	1,980	10,287
Uni-President China Holdings Ltd.	11,236	11,589
Vipshop Holdings Ltd., ADR*	2,208	28,329
Wanhua Chemical Group Co. Ltd., Class A	2,400	16,178
Want Want China Holdings Ltd.	29,747	22,973
Weibo Corp., ADR*(b)	260	10,956
Weichai Power Co. Ltd., Class H	13,085	25,750
Wens Foodstuffs Group Co. Ltd., Class A	1,200	5,594
Wingtech Technology Co. Ltd., Class A*	200	3,994
Wuliangye Yibin Co. Ltd., Class A	1,600	27,652
WuXi AppTec Co. Ltd., Class A	1,200	18,228
WuXi AppTec Co. Ltd., Class H, 144A(b)	703	10,362
Wuxi Biologics Cayman, Inc., 144A*	4,366	63,852
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,170	17,461
Xiaomi Corp., Class B, 144A*(b)	56,472	90,993
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,788	5,747
Xinyi Solar Holdings Ltd.	15,406	12,194
Yangzijiang Shipbuilding Holdings Ltd.	11,500	7,802
Yanzhou Coal Mining Co. Ltd., Class H	11,122	8,432
Yihai International Holding Ltd.*	2,266	15,160
Yum China Holdings, Inc.	1,915	83,858
Zhaojin Mining Industry Co. Ltd., Class H	8,500	10,130
Zhejiang Dahua Technology Co. Ltd., Class A	4,800	13,331
Zhejiang Expressway Co. Ltd., Class H	6,370	4,813
Zhongsheng Group Holdings Ltd.	2,526	9,608
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,224	11,271
Zijin Mining Group Co. Ltd., Class H	29,355	13,181
ZTE Corp., Class A*	3,312	23,731
ZTE Corp., Class H*(b)	3,812	15,771
ZTO Express Cayman, Inc., ADR	1,865	43,753
(Cost 8,315,440)		9,307,058
Colombia - 0.1%
Bancolombia SA	1,042	11,548
Ecopetrol SA	23,874	21,064
Grupo Argos SA	1,348	5,746
Grupo de Inversiones Suramericana SA	1,145	9,923
Interconexion Electrica SA ESP	1,750	9,249
(Cost 51,779)		57,530
Cyprus - 0.0%
Polymetal International PLC (Cost 11,979)	1,107	16,963
Czech Republic - 0.0%
CEZ AS	1,104	21,145
Moneta Money Bank AS, 144A	1,948	6,466
(Cost 29,745)		27,611
Denmark - 1.3%
A.P. Moller - Maersk A/S, Class A	16	15,115
A.P. Moller - Maersk A/S, Class B	35	35,003
Carlsberg A/S, Class B	553	72,510
Chr Hansen Holding A/S	549	39,001
Coloplast A/S, Class B	620	82,870
Danske Bank A/S	2,890	44,678
Demant A/S*	561	17,113
DSV PANALPINA A/S	1,108	111,596
Genmab A/S*	326	73,297
H Lundbeck A/S	347	11,944
ISS A/S	810	14,479
Novo Nordisk A/S, Class B	8,832	516,402
Novozymes A/S, Class B	1,126	57,071
Orsted A/S, 144A	923	94,818
Pandora A/S	505	22,656
Tryg A/S	554	15,320
Vestas Wind Systems A/S	915	87,778
(Cost 1,164,214)		1,311,651
Egypt - 0.0%
Commercial International Bank Egypt SAE	6,605	34,883
Eastern Co. SAE	4,376	4,014
ElSewedy Electric Co.	4,141	2,503
(Cost 34,987)		41,400
Finland - 0.8%
Elisa OYJ	729	41,800

Fortum OYJ	2,296	48,869
Kone OYJ, Class B(b)	1,749	98,471
Metso OYJ	556	17,935
Neste OYJ	2,067	81,371
Nokia OYJ	28,414	108,062
Nokian Renkaat OYJ	624	16,244
Nordea Bank Abp	15,713	123,750
Orion OYJ, Class B	594	23,574
Sampo OYJ, Class A	2,198	89,489
Stora Enso OYJ, Class R	2,773	32,786
UPM-Kymmene OYJ	2,629	80,480
Wartsila OYJ Abp	2,262	23,483
(Cost 875,627)		786,314
France - 7.0%
Accor SA	613	22,108
Aeroports de Paris	139	20,531
Air Liquide SA	2,418	328,063
Airbus SE	2,931	349,777
Alstom SA	790	38,801
Amundi SA, 144A	322	22,981
Arkema SA	359	33,711
Atos SE	454	33,730
AXA SA	9,761	225,804
BioMerieux	196	18,035
BNP Paribas SA	5,571	269,282
Bollore SA	3,429	11,750
Bouygues SA	981	38,424
Bureau Veritas SA	1,486	36,172
Capgemini SE	807	88,394
Carrefour SA	2,844	49,120
Casino Guichard Perrachon SA(b)	419	16,277
Cie de Saint-Gobain	2,232	77,863
Cie Generale des Etablissements Michelin SCA	816	86,695
CNP Assurances	934	14,590
Covivio REIT	273	28,932
Credit Agricole SA	5,659	67,533
Danone SA	2,970	208,921
Dassault Aviation SA	13	13,476
Dassault Systemes SE	637	99,857
Edenred	1,209	62,957
Eiffage SA	388	41,300
Electricite de France SA	3,095	43,017
Engie SA	9,271	153,828
EssilorLuxottica SA	1,426	193,788
Eurazeo SE	206	13,781
Eutelsat Communications SA	932	12,594
Faurecia SE	381	17,194
Gecina SA REIT	229	40,626
Getlink SE	2,578	41,494
Hermes International	154	107,105
ICADE REIT	168	16,738
Iliad SA(b)	127	17,707
Ingenico Group SA	307	43,364
Ipsen SA	194	12,550
JCDecaux SA	467	10,723
Kering SA	385	214,976
Klepierre SA REIT(b)	1,049	31,290
Legrand SA	1,334	101,644
L’Oreal SA	1,226	326,180
LVMH Moet Hennessy Louis Vuitton SE	1,393	570,294
Natixis SA	4,758	19,261
Orange SA	10,141	136,469
Pernod Ricard SA	1,062	171,639
Peugeot SA	2,973	57,452
Publicis Groupe SA	1,024	39,543
Remy Cointreau SA	104	10,476
Renault SA	980	28,664
Safran SA	1,647	225,639
Sanofi	5,640	522,572
Sartorius Stedim Biotech	142	26,916
Schneider Electric SE	2,800	279,741
SCOR SE	771	27,662
SEB SA	149	19,607
Societe Generale SA	3,672	103,734
Sodexo SA(b)	417	39,931
Suez	1,800	28,376
Teleperformance	276	66,971
Thales SA	530	53,126
TOTAL SA	11,877	503,224
Ubisoft Entertainment SA*	496	36,895
Unibail-Rodamco-Westfield REIT	551	66,302
Unibail-Rodamco-Westfield CDI	2,926	17,422
Valeo SA	1,227	30,857
Veolia Environnement SA	2,691	77,031
Vinci SA	2,529	254,006
Vivendi SA	4,032	102,465
Wendel SA	138	16,865
Worldline SA, 144A*	683	51,913
(Cost 7,036,925)		7,288,736
Germany - 5.1%
adidas AG	908	251,148
Allianz SE	2,078	446,873
BASF SE	4,801	281,327
Bayer AG	4,986	358,935
Bayerische Motoren Werke AG	1,586	103,178
Beiersdorf AG	495	51,859
Brenntag AG	777	34,662
Carl Zeiss Meditec AG	209	21,861
Commerzbank AG	5,469	31,461
Continental AG	559	62,711
Covestro AG, 144A	893	34,001

Daimler AG	4,349	180,233
Delivery Hero SE, 144A*	569	42,714
Deutsche Bank AG(c)	9,967	86,693
Deutsche Boerse AG	985	154,464
Deutsche Lufthansa AG	1,099	14,183
Deutsche Post AG	5,039	150,863
Deutsche Telekom AG	16,143	262,968
Deutsche Wohnen SE	1,888	75,992
E.ON SE	11,236	129,374
Evonik Industries AG	1,014	25,086
Fraport AG Frankfurt Airport Services Worldwide	233	14,646
Fresenius Medical Care AG & Co. KGaA	1,098	84,025
Fresenius SE & Co. KGaA	2,082	97,488
GEA Group AG	883	23,336
Hannover Rueck SE	291	51,721
HeidelbergCement AG	686	40,774
Henkel AG & Co. KGaA	521	44,201
HOCHTIEF AG	94	9,230
Infineon Technologies AG	6,355	131,851
KION Group AG	392	20,859
Knorr-Bremse AG	240	24,373
LANXESS AG	473	24,704
Merck KGaA	655	78,853
METRO AG	932	10,788
MTU Aero Engines AG	250	60,910
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	683	173,947
Puma SE	528	40,336
RWE AG	3,202	110,146
SAP SE	4,842	596,325
Siemens AG	3,929	404,248
Siemens Healthineers AG, 144A	674	27,274
Symrise AG	617	60,035
Telefonica Deutschland Holding AG	3,278	8,544
thyssenkrupp AG*(b)	2,143	20,587
TUI AG	2,192	16,863
Uniper SE	975	28,782
United Internet AG	615	18,338
Volkswagen AG	163	27,405
Vonovia SE	2,466	132,251
Wirecard AG(b)	600	76,139
Zalando SE, 144A*	531	23,172
(Cost 5,883,190)		5,282,737
Greece - 0.1%
Alpha Bank AE*	7,515	10,677
Eurobank Ergasias SA*	13,324	8,325
FF Group*(d)	197	1,044
Hellenic Telecommunications Organization SA	1,378	19,502
JUMBO SA	678	10,644
Motor Oil Hellas Corinth Refineries SA	247	4,036
National Bank of Greece SA*	2,372	5,236
OPAP SA	792	8,481
(Cost 74,534)		67,945
Hong Kong - 3.3%
AIA Group Ltd.	60,824	600,047
Alibaba Health Information Technology Ltd.*	14,938	28,630
Alibaba Pictures Group Ltd.*	56,769	7,647
ASM Pacific Technology Ltd.	1,169	13,850
Bank of East Asia Ltd.	5,962	12,666
Beijing Enterprises Holdings Ltd.	3,220	13,591
Beijing Enterprises Water Group Ltd.*	32,433	15,062
BOC Hong Kong Holdings Ltd.	18,715	64,224
Brilliance China Automotive Holdings Ltd.	15,169	12,844
Budweiser Brewing Co. APAC Ltd., 144A*	5,700	17,111
China Ding Yi Feng Holdings Ltd.	7,780	3,593
China Everbright International Ltd.	18,662	12,425
China Everbright Ltd.	8,000	13,342
China Gas Holdings Ltd.	9,466	34,610
China Jinmao Holdings Group Ltd.	31,925	23,304
China Mengniu Dairy Co. Ltd.*	14,298	51,267
China Merchants Port Holdings Co. Ltd.	6,845	10,063
China Mobile Ltd.	31,011	243,871
China Overseas Land & Investment Ltd.	18,372	61,633
China Resources Beer Holdings Co. Ltd.	6,285	29,107
China Resources Cement Holdings Ltd.	11,672	14,689
China Resources Gas Group Ltd.	4,884	24,373
China Resources Land Ltd.	19,200	88,549
China Resources Power Holdings Co. Ltd.	8,490	10,097
China State Construction International Holdings Ltd.	13,742	11,124
China Taiping Insurance Holdings Co. Ltd.	9,224	18,839
China Traditional Chinese Medicine Holdings Co. Ltd.	39,418	20,733
China Unicom Hong Kong Ltd.	27,042	21,335
CITIC Ltd.	30,670	34,034
CK Asset Holdings Ltd.	12,246	76,508
CK Hutchison Holdings Ltd.	13,595	118,335
CK Infrastructure Holdings Ltd.	3,415	23,263
CLP Holdings Ltd.	8,134	85,357
COSCO SHIPPING Ports Ltd.	8,735	5,816
Dairy Farm International Holdings Ltd.	1,700	8,160
Far East Horizon Ltd.	12,824	11,204
Galaxy Entertainment Group Ltd.	12,932	85,356
Geely Automobile Holdings Ltd.	25,189	44,788
Guangdong Investment Ltd.	15,674	29,438
Haier Electronics Group Co. Ltd.	9,353	26,757
Hang Lung Properties Ltd.	9,627	21,020
Hang Seng Bank Ltd.	3,813	79,488
Henderson Land Development Co. Ltd.	7,395	33,916

HK Electric Investments & HK Electric Investments Ltd.(a)	12,644	12,717
HKT Trust & HKT Ltd.(a)	18,549	27,746
Hong Kong & China Gas Co. Ltd.	50,303	96,799
Hong Kong Exchanges & Clearing Ltd.	6,049	198,503
Hongkong Land Holdings Ltd.	6,000	29,460
Hutchison China MediTech Ltd., ADR*	276	6,436
Jardine Matheson Holdings Ltd.	1,021	55,542
Jardine Strategic Holdings Ltd.	1,146	32,902
Kerry Properties Ltd.	4,014	11,406
Kingboard Holdings Ltd.	3,729	9,855
Kunlun Energy Co. Ltd.	16,221	11,320
Lee & Man Paper Manufacturing Ltd.	6,135	4,785
Link REIT	10,582	98,014
Melco Resorts & Entertainment Ltd., ADR	1,232	21,363
MTR Corp. Ltd.	7,298	41,054
New World Development Co. Ltd.	29,755	38,248
Nine Dragons Paper Holdings Ltd.	12,519	14,776
NWS Holdings Ltd.	5,775	7,060
PCCW Ltd.	13,612	8,190
Power Assets Holdings Ltd.	6,817	48,537
Shanghai Industrial Holdings Ltd.	2,537	4,478
Shenzhen International Holdings Ltd.	3,792	7,258
Shimao Property Holdings Ltd.	6,607	23,648
Sino Biopharmaceutical Ltd.	32,360	46,828
Sino Land Co. Ltd.	16,209	22,042
SJM Holdings Ltd.	12,719	14,392
SSY Group Ltd.	7,414	6,211
Sun Art Retail Group Ltd.	11,832	15,118
Sun Hung Kai Properties Ltd.	7,727	109,833
Swire Pacific Ltd., Class A	2,782	25,054
Swire Properties Ltd.	6,234	18,434
Techtronic Industries Co. Ltd.	8,679	70,200
Vitasoy International Holdings Ltd.	3,291	11,800
WH Group Ltd., 144A	47,212	47,969
Wharf Holdings Ltd.	9,000	18,981
Wharf Real Estate Investment Co. Ltd.	6,085	27,595
Wheelock & Co. Ltd.	3,725	28,362
Yue Yuen Industrial Holdings Ltd.	3,360	8,095
Yuexiu Property Co. Ltd.	27,696	5,649
(Cost $3,441,395)		3,448,726
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,567	12,094
OTP Bank Nyrt	1,234	53,539
Richter Gedeon Nyrt	716	14,527
(Cost $65,300)		80,160
India - 2.4%
Adani Ports & Special Economic Zone Ltd.	2,391	11,338
Ambuja Cements Ltd.*	2,048	5,819
Ashok Leyland Ltd.	5,515	5,342
Asian Paints Ltd.	1,212	30,195
Aurobindo Pharma Ltd.	1,595	11,172
Avenue Supermarts Ltd., 144A*	518	16,681
Axis Bank Ltd.	10,575	102,178
Bajaj Auto Ltd.	521	20,864
Bajaj Finance Ltd.	762	47,154
Bajaj Finserv Ltd.	195	24,456
Bandhan Bank Ltd., 144A	1,839	9,772
Berger Paints India Ltd.	2,698	21,181
Bharat Forge Ltd.	1,495	9,020
Bharat Petroleum Corp. Ltd.	2,344	13,848
Bharti Airtel Ltd.*	11,346	82,303
Bharti Infratel Ltd.	2,785	8,276
Bosch Ltd.	40	6,722
Britannia Industries Ltd.	312	12,841
Cipla Ltd.	1,780	9,918
Coal India Ltd.	6,331	14,773
Container Corp. Of India Ltd.	1,017	7,182
Dabur India Ltd.	2,705	18,595
Divi's Laboratories Ltd.	378	11,036
DLF Ltd.	2,828	7,904
Dr. Reddy's Laboratories Ltd., ADR	572	22,972
Eicher Motors Ltd.	65	14,953
GAIL India Ltd.	7,774	11,246
Godrej Consumer Products Ltd.	2,049	15,914
Grasim Industries Ltd.	1,418	13,503
Havells India Ltd.	1,193	10,134
HCL Technologies Ltd.	5,957	44,107
HDFC Life Insurance Co. Ltd., 144A	2,389	18,012
Hero MotoCorp Ltd.	557	15,836
Hindalco Industries Ltd.	5,786	12,499
Hindustan Petroleum Corp. Ltd.	2,920	7,993
Hindustan Unilever Ltd.	3,390	102,157
Housing Development Finance Corp. Ltd.	8,338	251,379
ICICI Bank Ltd.	23,637	162,864
ICICI Lombard General Insurance Co. Ltd., 144A	659	11,292
ICICI Prudential Life Insurance Co. Ltd., 144A	1,640	10,713
Indian Oil Corp. Ltd.	8,950	13,115
Info Edge India Ltd.	291	10,457
Infosys Ltd., ADR	1,194	12,024
Infosys Ltd.	16,502	167,312
InterGlobe Aviation Ltd., 144A	239	4,305
ITC Ltd.	17,894	48,983
JSW Steel Ltd.	4,127	13,479
Larsen & Toubro Ltd.	2,431	40,003
LIC Housing Finance Ltd.	1,791	7,948
Lupin Ltd.	1,453	12,886
Mahindra & Mahindra Financial Services Ltd.	1,409	6,702
Mahindra & Mahindra Ltd.	3,735	23,654
Marico Ltd.	2,701	11,181

Maruti Suzuki India Ltd.	462	40,223
Motherson Sumi Systems Ltd.	4,103	5,893
Nestle India Ltd.	130	28,423
NTPC Ltd.	11,858	17,507
Oil & Natural Gas Corp. Ltd.	12,131	15,456
Page Industries Ltd.	15	4,603
Petronet LNG Ltd.	3,652	12,428
Pidilite Industries Ltd.	846	17,738
Piramal Enterprises Ltd.	691	12,510
Power Grid Corp. of India Ltd.	9,465	23,804
REC Ltd.	3,934	6,422
Reliance Industries Ltd.	14,398	265,076
SBI Life Insurance Co. Ltd., 144A	1,643	20,271
Shree Cement Ltd.	41	12,880
Shriram Transport Finance Co. Ltd.	716	11,869
State Bank of India*	9,492	39,853
Sun Pharmaceutical Industries Ltd.	3,997	20,653
Tata Consultancy Services Ltd.	4,410	122,225
Tata Motors Ltd.*	7,221	12,903
Tata Steel Ltd.	1,695	8,966
Tech Mahindra Ltd.	2,303	23,755
Titan Co. Ltd.	1,500	26,075
UltraTech Cement Ltd.	749	43,794
United Spirits Ltd.*	1,067	10,148
UPL Ltd.	2,605	18,759
Vedanta Ltd.	9,028	14,261
Wipro Ltd.	5,503	16,886
Zee Entertainment Enterprises Ltd.	4,114	13,642
(Cost $2,679,233)		2,473,216
Indonesia - 0.5%
PT Adaro Energy Tbk	49,780	4,007
PT Astra International Tbk	96,527	37,171
PT Bank Central Asia Tbk	49,203	107,854
PT Bank Mandiri Persero Tbk	95,255	48,300
PT Bank Negara Indonesia Persero Tbk	35,070	17,171
PT Bank Rakyat Indonesia Persero Tbk	286,301	83,611
PT Bank Tabungan Negara Persero Tbk	20,638	2,445
PT Barito Pacific Tbk*	120,440	8,269
PT Bumi Serpong Damai Tbk*	55,273	3,852
PT Charoen Pokphand Indonesia Tbk	39,005	15,496
PT Gudang Garam Tbk	1,744	6,199
PT Hanjaya Mandala Sampoerna Tbk	36,255	4,296
PT Indah Kiat Pulp & Paper Corp. Tbk	16,706	6,550
PT Indocement Tunggal Prakarsa Tbk	9,748	10,140
PT Indofood CBP Sukses Makmur Tbk	12,821	9,182
PT Indofood Sukses Makmur Tbk	17,305	7,840
PT Jasa Marga Persero Tbk	21,738	7,091
PT Kalbe Farma Tbk	107,564	9,146
PT Pabrik Kertas Tjiwi Kimia Tbk	11,296	4,724
PT Pakuwon Jati Tbk	109,215	4,034
PT Perusahaan Gas Negara Tbk	44,164	3,940
PT Semen Indonesia Persero Tbk	19,487	14,227
PT Telekomunikasi Indonesia Persero Tbk	248,724	60,502
PT Unilever Indonesia Tbk	52,872	25,151
PT United Tractors Tbk	9,489	10,979
(Cost $530,316)		512,177
Ireland - 0.6%
AerCap Holdings NV*	685	35,675
AIB Group PLC	3,533	8,183
Bank of Ireland Group PLC	3,990	14,782
CRH PLC	3,975	133,708
DCC PLC	518	36,741
Experian PLC	4,587	152,383
Flutter Entertainment PLC	400	42,383
James Hardie Industries PLC CDI	2,346	43,144
Kerry Group PLC, Class A	811	102,960
Kingspan Group PLC	780	49,125
Smurfit Kappa Group PLC	1,041	34,729
(Cost $602,511)		653,813
Isle of Man - 0.0%
GVC Holdings PLC (Cost $42,059)	3,166	32,052
Israel - 0.4%
Azrieli Group Ltd.	207	15,159
Bank Hapoalim BM	5,442	42,786
Bank Leumi Le-Israel BM	7,686	50,213
Check Point Software Technologies Ltd.*	593	61,553
CyberArk Software Ltd.*	185	19,369
Elbit Systems Ltd.	117	17,541
Israel Chemicals Ltd.	3,238	12,071
Israel Discount Bank Ltd., Class A	6,916	29,132
Mizrahi Tefahot Bank Ltd.	662	17,177
Nice Ltd.*	355	57,111
Teva Pharmaceutical Industries Ltd., ADR*	5,206	60,025
Wix.com Ltd.*	222	29,755
(Cost $475,625)		411,892
Italy - 1.4%
Assicurazioni Generali SpA	5,347	95,980
Atlantia SpA	2,424	51,874
Davide Campari-Milano SpA	2,822	23,490
Enel SpA	39,465	330,067
Eni SpA	12,678	156,166
Ferrari NV	633	98,915
FinecoBank Banca Fineco SpA	3,039	31,851
Intesa Sanpaolo SpA	74,382	180,528
Leonardo SpA	2,109	21,508
Mediobanca Banca di Credito Finanziario SpA	3,503	31,672
Moncler SpA	827	32,155
Pirelli & C SpA, 144A	1,856	8,714
Poste Italiane SpA, 144A	3,053	32,403
Prysmian SpA	1,244	29,361
Recordati SpA	526	22,461
Snam SpA	10,922	53,908

Telecom Italia SpA*	42,268	23,335
Telecom Italia SpA-RSP	36,281	20,178
Terna Rete Elettrica Nazionale SpA	7,048	46,606
UniCredit SpA	10,026	127,705
(Cost $1,411,058)		1,418,877
Japan - 15.6%
ABC-Mart, Inc.	200	11,422
Acom Co. Ltd.	1,700	6,998
Advantest Corp.	1,000	45,568
Aeon Co. Ltd.	3,600	67,237
AEON Financial Service Co. Ltd.	400	5,815
Aeon Mall Co. Ltd.	500	7,097
AGC, Inc.	800	22,993
Air Water, Inc.	1,000	13,249
Aisin Seiki Co. Ltd.	800	25,960
Ajinomoto Co., Inc.	2,300	38,639
Alfresa Holdings Corp.	900	15,821
Alps Alpine Co. Ltd.	1,200	18,457
Amada Holdings Co. Ltd.	1,100	10,280
ANA Holdings, Inc.(b)	600	16,174
Aozora Bank Ltd.	400	10,020
Asahi Group Holdings Ltd.	1,700	65,409
Asahi Intecc Co. Ltd.	1,000	23,976
Asahi Kasei Corp.	6,300	52,609
Astellas Pharma, Inc.	9,400	148,068
Bandai Namco Holdings, Inc.	900	44,808
Bank of Kyoto Ltd.	200	6,814
Benesse Holdings, Inc.	200	5,159
Bridgestone Corp.	2,900	96,953
Brother Industries Ltd.	919	16,385
Calbee, Inc.	300	7,685
Canon, Inc.	5,100	129,249
Casio Computer Co. Ltd.	700	12,052
Central Japan Railway Co.	700	115,390
Chiba Bank Ltd.	4,200	20,755
Chubu Electric Power Co., Inc.	3,700	48,282
Chugai Pharmaceutical Co. Ltd.	1,000	108,613
Chugoku Electric Power Co., Inc.	1,200	15,976
Coca-Cola Bottlers Japan Holdings, Inc.	600	13,823
Concordia Financial Group Ltd.	6,700	23,108
Credit Saison Co. Ltd.	500	7,269
CyberAgent, Inc.	600	22,780
Dai Nippon Printing Co. Ltd.	1,000	24,059
Daicel Corp.	1,000	8,632
Daifuku Co. Ltd.	500	29,761
Dai-ichi Life Holdings, Inc.	5,400	74,021
Daiichi Sankyo Co. Ltd.	2,767	169,057
Daikin Industries Ltd.	1,200	163,823
Daito Trust Construction Co. Ltd.	300	30,526
Daiwa House Industry Co. Ltd.	2,971	82,070
Daiwa House REIT Investment Corp. REIT	11	27,454
Daiwa Securities Group, Inc.	8,200	34,910
Denso Corp.	2,200	86,075
Dentsu Group, Inc.	900	23,464
Disco Corp.	100	20,286
East Japan Railway Co.	1,670	128,803
Eisai Co. Ltd.	1,200	88,793
Electric Power Development Co. Ltd.	700	15,031
FamilyMart Co. Ltd.	1,200	26,546
FANUC Corp.	900	149,944
Fast Retailing Co. Ltd.	300	148,637
Fuji Electric Co. Ltd.	600	16,482
FUJIFILM Holdings Corp.	1,700	83,172
Fujitsu Ltd.	1,000	103,931
Fukuoka Financial Group, Inc.	800	12,194
GMO Payment Gateway, Inc.	200	12,275
Hakuhodo DY Holdings, Inc.	1,200	14,007
Hamamatsu Photonics KK	600	23,280
Hankyu Hanshin Holdings, Inc.	1,100	36,204
Hikari Tsushin, Inc.	100	18,997
Hino Motors Ltd.	1,000	8,270
Hirose Electric Co. Ltd.	105	11,156
Hisamitsu Pharmaceutical Co., Inc.	300	13,448
Hitachi Chemical Co. Ltd.	400	16,892
Hitachi Construction Machinery Co. Ltd.	300	7,407
Hitachi High-Tech Corp.	400	29,557
Hitachi Ltd.	5,041	169,981
Hitachi Metals Ltd.	2,148	30,728
Honda Motor Co. Ltd.	7,700	199,853
Hoshizaki Corp.	200	16,948
Hoya Corp.	1,800	160,358
Hulic Co. Ltd.	1,300	14,560
Idemitsu Kosan Co. Ltd.	1,032	25,432
IHI Corp.	600	12,622
Iida Group Holdings Co. Ltd.	500	6,763
Inpex Corp.	5,700	49,300
Isetan Mitsukoshi Holdings Ltd.	1,400	9,177
Isuzu Motors Ltd.	3,100	29,201
ITOCHU Corp.	7,000	159,749
Itochu Techno-Solutions Corp.	400	11,103
J. Front Retailing Co. Ltd.	1,000	10,634
Japan Airlines Co. Ltd.	500	12,414
Japan Airport Terminal Co. Ltd.	200	7,825
Japan Exchange Group, Inc.	2,700	45,434
Japan Post Bank Co. Ltd.	1,800	16,088
Japan Post Holdings Co. Ltd.	9,599	83,718
Japan Post Insurance Co. Ltd.	1,100	16,899
Japan Prime Realty Investment Corp. REIT	3	13,212
Japan Real Estate Investment Corp. REIT	7	47,766
Japan Retail Fund Investment Corp. REIT	13	24,720
Japan Tobacco, Inc.	6,788	134,929
JFE Holdings, Inc.	3,000	27,869

JGC Holdings Corp.	1,000	12,284
JSR Corp.	600	10,569
JTEKT Corp.	1,300	12,691
JXTG Holdings, Inc.	18,693	75,216
Kajima Corp.	2,600	28,034
Kakaku.com, Inc.	600	12,850
Kamigumi Co. Ltd.	500	9,610
Kansai Electric Power Co., Inc.	3,700	39,947
Kansai Paint Co. Ltd.	800	17,482
Kao Corp.	2,409	175,728
Kawasaki Heavy Industries Ltd.	600	10,903
KDDI Corp.	8,900	252,329
Keihan Holdings Co. Ltd.	600	24,365
Keikyu Corp.	1,100	16,705
Keio Corp.	500	24,059
Keisei Electric Railway Co. Ltd.	500	16,016
Keyence Corp.	900	287,122
Kikkoman Corp.	700	32,514
Kintetsu Group Holdings Co. Ltd.	800	34,600
Kirin Holdings Co. Ltd.	4,300	82,723
Kobayashi Pharmaceutical Co. Ltd.	300	21,834
Koito Manufacturing Co. Ltd.	600	23,697
Komatsu Ltd.	4,700	95,102
Konami Holdings Corp.	400	14,445
Konica Minolta, Inc.	2,500	13,582
Kose Corp.	200	23,994
Kubota Corp.	5,100	72,013
Kuraray Co. Ltd.	1,500	15,631
Kurita Water Industries Ltd.	400	10,365
Kyocera Corp.	1,584	99,804
Kyowa Kirin Co. Ltd.	1,000	23,827
Kyushu Electric Power Co., Inc.	1,700	12,325
Kyushu Railway Co.	700	21,060
Lawson, Inc.	300	15,937
LINE Corp.*	200	9,846
Lion Corp.	1,032	17,088
LIXIL Group Corp.	1,600	24,031
M3, Inc.	2,542	65,659
Makita Corp.	1,000	34,628
Marubeni Corp.	7,700	51,172
Marui Group Co. Ltd.	900	17,573
Maruichi Steel Tube Ltd.	200	4,858
Mazda Motor Corp.	3,000	20,860
McDonald's Holdings Co. Japan Ltd.	300	12,600
Mebuki Financial Group, Inc.	4,044	7,911
Medipal Holdings Corp.	865	15,815
MEIJI Holdings Co. Ltd.	500	29,854
Mercari, Inc.*(b)	400	9,060
MINEBEA MITSUMI, Inc.	1,600	28,244
MISUMI Group, Inc.	1,500	31,666
Mitsubishi Chemical Holdings Corp.	6,100	41,076
Mitsubishi Corp.	7,244	180,663
Mitsubishi Electric Corp.	8,800	111,856
Mitsubishi Estate Co. Ltd.	5,600	95,739
Mitsubishi Gas Chemical Co., Inc.	600	9,101
Mitsubishi Heavy Industries Ltd.	1,500	47,548
Mitsubishi Materials Corp.	500	11,431
Mitsubishi Motors Corp.	4,500	14,978
Mitsubishi UFJ Financial Group, Inc.	61,600	303,774
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	8,581
Mitsui & Co. Ltd.	8,200	135,590
Mitsui Chemicals, Inc.	800	17,348
Mitsui Fudosan Co. Ltd.	4,500	103,363
Mitsui OSK Lines Ltd.	600	12,466
Mizuho Financial Group, Inc.	122,300	167,360
MonotaRO Co. Ltd.	600	13,351
MS&AD Insurance Group Holdings, Inc.	2,600	83,959
Murata Manufacturing Co. Ltd.	3,000	159,123
Nabtesco Corp.	700	18,899
Nagoya Railroad Co. Ltd.	800	20,909
NEC Corp.	1,300	48,693
Nexon Co. Ltd.	2,760	43,936
NGK Insulators Ltd.	1,000	15,733
NGK Spark Plug Co. Ltd.	800	13,165
NH Foods Ltd.	500	18,867
Nidec Corp.	1,100	130,336
Nikon Corp.	1,600	16,451
Nintendo Co. Ltd.	539	181,249
Nippon Building Fund, Inc. REIT	9	67,504
Nippon Express Co. Ltd.	300	14,380
Nippon Paint Holdings Co. Ltd.	700	31,963
Nippon Prologis REIT, Inc. REIT	10	27,137
Nippon Shinyaku Co. Ltd.	200	14,815
Nippon Steel Corp.	4,410	49,718
Nippon Telegraph & Telephone Corp.	6,400	150,091
Nippon Yusen KK	800	11,452
Nissan Chemical Corp.	600	25,394
Nissan Motor Co. Ltd.	11,600	49,859
Nisshin Seifun Group, Inc.	850	14,390
Nissin Foods Holdings Co. Ltd.	240	18,913
Nitori Holdings Co. Ltd.	401	55,637
Nitto Denko Corp.	700	35,175
Nomura Holdings, Inc.	15,600	69,351
Nomura Real Estate Holdings, Inc.	600	12,950
Nomura Real Estate Master Fund, Inc. REIT	23	36,528
Nomura Research Institute Ltd.	1,656	36,157
NSK Ltd.	1,800	13,801
NTT Data Corp.	3,500	41,892
NTT DOCOMO, Inc.	6,742	182,989
Obayashi Corp.	3,200	32,309
Obic Co. Ltd.	300	36,965
Odakyu Electric Railway Co. Ltd.	1,500	28,982

Oji Holdings Corp.	4,922	23,501
Olympus Corp.	6,100	110,960
Omron Corp.	900	48,730
Ono Pharmaceutical Co. Ltd.	1,800	36,881
Oracle Corp.	200	15,650
Oriental Land Co. Ltd.	900	102,341
ORIX Corp.	6,800	109,824
Orix JREIT, Inc. REIT	12	22,807
Osaka Gas Co. Ltd.	1,600	25,885
Otsuka Corp.	508	21,736
Otsuka Holdings Co. Ltd.	1,783	67,445
Pan Pacific International Holdings Corp.	2,400	39,785
Panasonic Corp.	11,800	112,738
Park24 Co. Ltd.	400	7,799
PeptiDream, Inc.*	500	19,933
Persol Holdings Co. Ltd.	1,000	13,249
Pigeon Corp.	600	20,360
Pola Orbis Holdings, Inc.	400	7,654
Rakuten, Inc.	4,400	36,837
Recruit Holdings Co. Ltd.	6,800	236,922
Renesas Electronics Corp.*	4,400	26,557
Resona Holdings, Inc.	10,800	40,973
Ricoh Co. Ltd.	3,600	33,543
Rinnai Corp.	100	6,833
Rohm Co. Ltd.	400	26,330
Ryohin Keikaku Co. Ltd.	1,150	15,758
Sankyo Co. Ltd.	200	6,573
Santen Pharmaceutical Co. Ltd.	2,200	35,327
SBI Holdings, Inc.	1,317	26,557
Secom Co. Ltd.	1,000	79,501
Sega Sammy Holdings, Inc.	700	9,235
Seibu Holdings, Inc.	1,300	18,392
Seiko Epson Corp.	1,500	21,250
Sekisui Chemical Co. Ltd.	1,800	26,851
Sekisui House Ltd.	3,600	70,658
Seven & i Holdings Co. Ltd.	3,987	136,621
Seven Bank Ltd.	3,700	9,742
SG Holdings Co. Ltd.	700	13,811
Sharp Corp.	900	10,514
Shimadzu Corp.	1,200	29,238
Shimamura Co. Ltd.(b)	100	6,685
Shimano, Inc.	453	63,502
Shimizu Corp.	3,300	30,044
Shin-Etsu Chemical Co. Ltd.	1,700	191,419
Shinsei Bank Ltd.	1,956	26,059
Shionogi & Co. Ltd.	1,200	65,029
Shiseido Co. Ltd.	1,906	113,413
Shizuoka Bank Ltd.	1,800	11,381
Showa Denko KK	800	17,297
SMC Corp.	300	119,794
Softbank Corp.	8,900	116,552
SoftBank Group Corp.	7,800	362,520
Sohgo Security Services Co. Ltd.	400	18,728
Sompo Holdings, Inc.	1,700	63,297
Sony Corp.	6,300	386,142
Sony Financial Holdings, Inc.	900	18,007
Square Enix Holdings Co. Ltd.	400	16,132
Stanley Electric Co. Ltd.	800	19,551
Subaru Corp.	3,300	80,144
SUMCO Corp.	1,300	19,778
Sumitomo Chemical Co. Ltd.	7,600	27,691
Sumitomo Corp.	5,800	83,053
Sumitomo Dainippon Pharma Co. Ltd.	1,000	14,472
Sumitomo Electric Industries Ltd.	3,600	43,073
Sumitomo Heavy Industries Ltd.	400	8,722
Sumitomo Metal Mining Co. Ltd.	1,200	29,878
Sumitomo Mitsui Financial Group, Inc.	6,700	216,418
Sumitomo Mitsui Trust Holdings, Inc.	1,610	55,229
Sumitomo Realty & Development Co. Ltd.	1,539	48,113
Sumitomo Rubber Industries Ltd.	400	4,165
Sundrug Co. Ltd.	400	12,516
Suntory Beverage & Food Ltd.	700	26,673
Suzuken Co. Ltd.	400	13,258
Suzuki Motor Corp.	1,800	72,377
Sysmex Corp.	800	51,318
T&D Holdings, Inc.	3,400	33,571
Taiheiyo Cement Corp.	600	14,814
Taisei Corp.	900	30,832
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,405
Taiyo Nippon Sanso Corp.	500	8,951
Takeda Pharmaceutical Co. Ltd.	7,787	271,671
TDK Corp.	600	58,131
Teijin Ltd.	600	9,874
Terumo Corp.	3,400	109,635
THK Co. Ltd.	700	16,050
Tobu Railway Co. Ltd.	800	23,883
Toho Co. Ltd.	500	15,414
Toho Gas Co. Ltd.	400	13,666
Tohoku Electric Power Co., Inc.	2,500	21,973
Tokio Marine Holdings, Inc.	3,115	167,533
Tokyo Century Corp.	200	8,307
Tokyo Electric Power Co. Holdings, Inc.*	7,300	27,749
Tokyo Electron Ltd.	798	165,171
Tokyo Gas Co. Ltd.	1,700	34,407
Tokyu Corp.	2,700	41,454
Tokyu Fudosan Holdings Corp.	3,400	21,467
Toppan Printing Co. Ltd.	1,500	26,159
Toray Industries, Inc.	6,500	37,646
Toshiba Corp.	1,951	52,908
Tosoh Corp.	1,500	20,596
TOTO Ltd.	640	24,298
Toyo Seikan Group Holdings Ltd.	900	14,435

Toyo Suisan Kaisha Ltd.	400	15,854
Toyoda Gosei Co. Ltd.	100	2,138
Toyota Industries Corp.	700	37,057
Toyota Motor Corp.	11,384	752,214
Toyota Tsusho Corp.	1,000	30,271
Trend Micro, Inc.	600	29,872
Tsuruha Holdings, Inc.	200	23,234
Unicharm Corp.	1,800	58,376
United Urban Investment Corp. REIT	12	19,203
USS Co. Ltd.	1,100	17,398
Welcia Holdings Co. Ltd.	200	12,053
West Japan Railway Co.	800	56,503
Yakult Honsha Co. Ltd.	500	22,877
Yamada Denki Co. Ltd.	3,376	16,245
Yamaha Corp.	700	34,396
Yamaha Motor Co. Ltd.	1,300	20,827
Yamato Holdings Co. Ltd.	1,400	22,092
Yamazaki Baking Co. Ltd.	1,000	17,013
Yaskawa Electric Corp.	1,200	37,660
Yokogawa Electric Corp.	961	15,476
Yokohama Rubber Co. Ltd.	500	8,145
Z Holdings Corp.	13,200	48,096
ZOZO, Inc.	433	6,078
(Cost $15,776,016)		16,245,274
Luxembourg - 0.2%
ArcelorMittal SA	3,082	43,673
Aroundtown SA	4,666	40,322
Eurofins Scientific SE(b)	56	28,116
Millicom International Cellular SA SDR	371	17,011
Reinet Investments SCA	680	14,052
SES SA	2,128	24,385
Tenaris SA	2,346	21,154
(Cost $259,667)		188,713
Macau - 0.1%
Sands China Ltd.	14,271	66,366
Wynn Macau Ltd.	8,449	17,017
(Cost $85,537)		83,383
Malaysia - 0.5%
AirAsia Group Bhd	6,700	1,590
AMMB Holdings Bhd	6,287	5,519
Axiata Group Bhd	13,276	13,166
CIMB Group Holdings Bhd	23,413	26,774
Dialog Group Bhd	17,600	13,946
DiGi.Com Bhd	8,844	8,729
Fraser & Neave Holdings Bhd	800	5,831
Gamuda Bhd	13,475	10,582
Genting Bhd	17,700	20,786
Genting Malaysia Bhd	14,618	10,023
Genting Plantations Bhd	1,000	2,377
HAP Seng Consolidated Bhd	2,069	4,398
Hartalega Holdings Bhd	7,400	10,885
Hong Leong Bank Bhd	1,582	5,742
Hong Leong Financial Group Bhd	1,753	6,363
IHH Healthcare Bhd	7,891	10,671
IJM Corp. Bhd	13,600	6,259
IOI Corp. Bhd	13,200	13,059
Kuala Lumpur Kepong Bhd	1,320	6,840
Malayan Banking Bhd	26,007	51,952
Malaysia Airports Holdings Bhd	4,500	7,036
Maxis Bhd	15,300	19,710
MISC Bhd	6,700	12,065
Nestle Malaysia Bhd	300	10,178
Petronas Chemicals Group Bhd	10,857	13,909
Petronas Dagangan Bhd	1,500	8,128
Petronas Gas Bhd	2,841	11,202
PPB Group Bhd	2,740	11,766
Press Metal Aluminium Holdings Bhd	5,200	5,749
Public Bank Bhd	15,100	61,260
RHB Bank Bhd	6,800	8,954
Sime Darby Bhd	13,911	6,601
Sime Darby Plantation Bhd	14,911	17,546
Telekom Malaysia Bhd	4,400	3,862
Tenaga Nasional Bhd	16,600	47,654
Top Glove Corp. Bhd	5,500	7,359
Westports Holdings Bhd	12,000	9,794
YTL Corp. Bhd	15,372	3,082
(Cost $571,587)		501,347
Mexico - 0.6%
Alfa SAB de CV, Class A	15,309	9,777
Alsea SAB de CV*	2,331	4,728
America Movil SAB de CV, Series L	168,438	132,813
Arca Continental SAB de CV	1,960	10,754
Cemex SAB de CV, Series CPO	72,719	23,423
Coca-Cola Femsa SAB de CV	2,500	13,842
El Puerto de Liverpool SAB de CV, Class C1	963	4,492
Fibra Uno Administracion SA de CV REIT	13,579	20,414
Fomento Economico Mexicano SAB de CV	9,800	79,269
Gruma SAB de CV, Class B	1,063	10,210
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,907	20,701
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,025	16,919
Grupo Bimbo SAB de CV, Series A	7,809	11,779
Grupo Carso SAB de CV, Series A1	2,263	6,212
Grupo Financiero Banorte SAB de CV, Class O	12,167	65,919
Grupo Financiero Inbursa SAB de CV, Class O	10,840	11,631
Grupo Mexico SAB de CV, Series B	16,123	38,024
Grupo Televisa SAB, Series CPO	11,890	22,248
Industrias Penoles SAB de CV	694	6,256
Infraestructura Energetica Nova SAB de CV	2,709	11,784

Kimberly-Clark de Mexico SAB de CV, Class A*	6,711	12,707
Megacable Holdings SAB de CV, Series CPO	2,120	7,098
Orbia Advance Corp. SAB de CV	5,232	10,231
Promotora y Operadora de Infraestructura SAB de CV	1,237	12,075
Wal-Mart de Mexico SAB de CV	26,718	74,929
(Cost $829,998)		638,235
Netherlands - 3.0%
ABN AMRO Bank NV, 144A	2,029	27,865
Adyen NV, 144A*	51	44,884
Aegon NV	9,977	33,824
Akzo Nobel NV	1,186	94,465
Altice Europe NV*	3,341	17,862
ASML Holding NV	2,143	586,946
EXOR NV	534	37,776
Heineken Holding NV	621	54,707
Heineken NV	1,323	131,769
ING Groep NV	19,290	183,330
Just Eat Takeaway, 144A*	572	50,075
Koninklijke Ahold Delhaize NV	5,806	135,754
Koninklijke DSM NV	949	106,598
Koninklijke KPN NV	17,227	41,858
Koninklijke Philips NV	4,398	187,992
Koninklijke Vopak NV	379	18,054
NN Group NV	1,522	51,818
NXP Semiconductors NV	1,351	153,595
Prosus NV*	2,271	159,625
QIAGEN NV*	1,182	43,322
Randstad NV	630	32,486
Royal Dutch Shell PLC, Class A	21,018	447,718
Royal Dutch Shell PLC, Class B	18,492	394,432
Wolters Kluwer NV	1,350	98,839
(Cost $3,230,807)		3,135,594
New Zealand - 0.2%
a2 Milk Co. Ltd.*	3,399	34,630
Auckland International Airport Ltd.	4,844	23,828
Fisher & Paykel Healthcare Corp. Ltd.	2,782	44,829
Fletcher Building Ltd.	4,119	13,362
Meridian Energy Ltd.	6,537	18,877
Ryman Healthcare Ltd.	3,033	28,911
Spark New Zealand Ltd.	9,092	25,772
(Cost $154,579)		190,209
Norway - 0.4%
Aker BP ASA	540	12,724
DNB ASA	4,202	69,628
Equinor ASA	4,954	74,375
Gjensidige Forsikring ASA	990	19,887
Mowi ASA(b)	2,292	48,223
Norsk Hydro ASA	6,976	19,767
Orkla ASA	4,254	35,819
Schibsted ASA, Class B	553	13,272
Telenor ASA	3,725	59,526
Yara International ASA	919	33,308
(Cost $444,233)		386,529
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,011	11,272
Credicorp Ltd.	347	62,901
Southern Copper Corp.(b)	392	13,191
(Cost $92,531)		87,364
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	9,127	7,636
Aboitiz Power Corp.	1,600	863
Altus San Nicolas Corp.*(d)	170	17
Ayala Corp.	1,540	20,015
Ayala Land, Inc.	38,400	29,379
Bank of the Philippine Islands	2,211	3,214
BDO Unibank, Inc.	10,750	29,313
Globe Telecom, Inc.	160	5,584
GT Capital Holdings, Inc.	293	4,087
International Container Terminal Services, Inc.	4,190	8,713
JG Summit Holdings, Inc.	10,590	14,023
Jollibee Foods Corp.	1,900	6,336
Manila Electric Co.	930	4,922
Megaworld Corp.	49,400	3,295
Metro Pacific Investments Corp.	88,600	5,336
Metropolitan Bank & Trust Co.*	8,701	9,567
PLDT, Inc.	680	13,207
Robinsons Land Corp.	8,867	3,705
Security Bank Corp.	520	1,575
SM Investments Corp.	1,245	23,801
SM Prime Holdings, Inc.	53,800	40,423
Universal Robina Corp.	4,860	13,472
(Cost $290,910)		248,483
Poland - 0.2%
Bank Polska Kasa Opieki SA	525	11,786
CCC SA	152	2,789
CD Projekt SA	328	23,292
Cyfrowy Polsat SA	994	6,387
Dino Polska SA, 144A*	310	11,208
Grupa Lotos SA	470	7,126
KGHM Polska Miedz SA*	650	11,691
LPP SA	3	5,278
mBank SA*	139	10,562
Orange Polska SA*	3,346	5,264
PGE Polska Grupa Energetyczna SA*	4,352	4,960
Polski Koncern Naftowy ORLEN SA	1,494	22,338
Polskie Gornictwo Naftowe i Gazownictwo SA	13,276	10,724
Powszechna Kasa Oszczednosci Bank Polski SA	4,517	36,038
Powszechny Zaklad Ubezpieczen SA	3,085	27,335

Santander Bank Polska SA	185	11,831
(Cost $257,472)		208,609
Portugal - 0.1%
EDP - Energias de Portugal SA	11,921	55,536
Galp Energia SGPS SA	2,558	34,931
Jeronimo Martins SGPS SA	1,162	20,403
(Cost $102,015)		110,870
Qatar - 0.2%
Barwa Real Estate Co.	8,950	7,620
Commercial Bank PSQC	8,970	11,147
Industries Qatar QSC	9,750	24,072
Masraf Al Rayan QSC	18,600	20,790
Mesaieed Petrochemical Holding Co.	20,910	10,164
Qatar Electricity & Water Co. QSC	1,690	6,985
Qatar Fuel QSC	1,750	9,276
Qatar Insurance Co. SAQ	6,920	5,131
Qatar Islamic Bank SAQ	5,600	23,992
Qatar National Bank QPSC	23,084	119,438
(Cost $218,268)		238,615
Romania - 0.0%
NEPI Rockcastle PLC (Cost $26,574)	2,115	15,456
Russia - 0.9%
Alrosa PJSC	13,378	14,277
Evraz PLC	2,439	10,204
Gazprom PJSC	51,026	154,574
Inter RAO UES PJSC	175,167	13,627
LUKOIL PJSC	2,060	175,510
Magnit PJSC, GDR	1,730	18,840
Magnitogorsk Iron & Steel Works PJSC	10,893	6,511
MMC Norilsk Nickel PJSC	328	99,288
Mobile TeleSystems PJSC, ADR	2,524	24,483
Moscow Exchange MICEX-RTS PJSC	7,104	10,522
Novatek PJSC, GDR	469	67,208
Novolipetsk Steel PJSC	6,049	11,297
PhosAgro PJSC, GDR	551	6,066
Polyus PJSC	85	10,754
Rosneft Oil Co. PJSC	5,344	32,225
Sberbank of Russia PJSC	52,902	184,543
Severstal PJSC	1,089	13,261
Surgutneftegas PJSC	37,083	21,306
Tatneft PJSC	7,681	77,113
VTB Bank PJSC	14,849,820	9,618
X5 Retail Group NV, GDR	558	17,271
(Cost $878,626)		978,498
Saudi Arabia - 0.7%
Advanced Petrochemical Co.	842	10,066
Al Rajhi Bank	6,434	106,162
Alinma Bank	2,274	14,099
Almarai Co. JSC	788	9,620
Arab National Bank	2,846	19,193
Bank AlBilad	1,067	6,815
Bank Al-Jazira	5,918	21,959
Banque Saudi Fransi	3,056	27,737
Dar Al Arkan Real Estate Development Co.*	4,027	10,058
Etihad Etisalat Co.*	2,668	16,315
Jarir Marketing Co.	225	9,104
National Commercial Bank	6,304	74,442
Rabigh Refining & Petrochemical Co.*	1,926	8,060
Riyad Bank	6,641	38,803
Sahara International Petrochemical Co.	2,629	10,932
Samba Financial Group	5,453	39,028
Saudi Arabian Fertilizer Co.	1,668	29,879
Saudi Arabian Mining Co.*	2,313	23,491
Saudi Arabian Oil Co., 144A*	4,942	43,933
Saudi Basic Industries Corp.	3,950	82,864
Saudi British Bank	2,869	21,566
Saudi Cement Co.	623	10,130
Saudi Electricity Co.	2,882	12,906
Saudi Kayan Petrochemical Co.*	5,149	12,161
Saudi Telecom Co.	2,148	47,294
Savola Group*	735	6,554
Yanbu National Petrochemical Co.	672	8,867
(Cost $839,495)		722,038
Singapore - 0.8%
Ascendas Real Estate Investment Trust REIT	14,952	32,847
BOC Aviation Ltd., 144A	771	6,691
CapitaLand Commercial Trust REIT	14,107	18,838
CapitaLand Ltd.	11,857	30,049
CapitaLand Mall Trust REIT	13,909	22,667
City Developments Ltd.	2,200	15,431
ComfortDelGro Corp. Ltd.	11,900	16,659
DBS Group Holdings Ltd.	9,000	155,783
Genting Singapore Ltd.	36,700	21,474
Jardine Cycle & Carriage Ltd.	400	7,711
Keppel Corp. Ltd.	7,300	33,227
Mapletree Commercial Trust REIT	16,300	24,575
Oversea-Chinese Banking Corp. Ltd.	16,470	125,337
SATS Ltd.	3,600	10,416
Sembcorp Industries Ltd.	4,300	5,649
Singapore Airlines Ltd.	3,000	17,230
Singapore Exchange Ltd.	3,693	22,510
Singapore Press Holdings Ltd.	5,700	7,734
Singapore Technologies Engineering Ltd.	8,030	24,040
Singapore Telecommunications Ltd.	40,600	87,443
Suntec Real Estate Investment Trust REIT	9,128	11,140
United Overseas Bank Ltd.	6,422	112,866
UOL Group Ltd.	2,300	12,170
Venture Corp. Ltd.	1,500	17,715
Wilmar International Ltd.	14,837	42,288
(Cost $924,011)		882,490
South Africa - 1.1%
Absa Group Ltd.	3,426	29,055

Anglo American Platinum Ltd.(b)	305	20,477
AngloGold Ashanti Ltd.	2,100	37,392
Aspen Pharmacare Holdings Ltd.*	2,452	15,718
Bid Corp. Ltd.	1,538	27,421
Bidvest Group Ltd.(b)	1,675	19,327
Capitec Bank Holdings Ltd.	245	20,417
Clicks Group Ltd.	1,178	17,783
Discovery Ltd.	2,285	14,106
Exxaro Resources Ltd.	1,406	10,094
FirstRand Ltd.(b)	14,680	51,869
Fortress REIT Ltd., Class A REIT	3,425	3,546
Foschini Group Ltd.	1,152	9,211
Gold Fields Ltd.	4,924	29,108
Growthpoint Properties Ltd. REIT	14,178	15,996
Impala Platinum Holdings Ltd.*	3,954	31,594
Investec Ltd.	838	4,237
Kumba Iron Ore Ltd.(b)	342	6,153
Liberty Holdings Ltd.	416	2,499
Life Healthcare Group Holdings Ltd.	7,654	10,941
Momentum Metropolitan Holdings	4,754	5,424
Mr Price Group Ltd.	1,114	10,781
MTN Group Ltd.	8,314	39,278
MultiChoice Group*	2,238	12,972
Naspers Ltd., Class N	2,170	331,195
Nedbank Group Ltd.	2,041	23,106
Northam Platinum Ltd.*	1,766	12,590
Old Mutual Ltd.	27,243	27,348
Pick n Pay Stores Ltd.	1,663	5,889
PSG Group Ltd.	649	7,763
Rand Merchant Investment Holdings Ltd.	2,533	4,038
Redefine Properties Ltd. REIT	26,535	9,236
Remgro Ltd.	2,639	27,067
RMB Holdings Ltd.	4,796	21,539
Sanlam Ltd.	9,371	39,034
Sasol Ltd.(b)	2,934	34,964
Shoprite Holdings Ltd.	2,620	18,830
Sibanye Stillwater Ltd.*	11,228	22,650
SPAR Group Ltd.	784	8,242
Standard Bank Group Ltd.(b)	6,142	58,467
Telkom SA SOC Ltd.	843	1,409
Tiger Brands Ltd.	944	9,162
Vodacom Group Ltd.	2,908	20,444
Woolworths Holdings Ltd.	4,856	11,128
(Cost $1,475,934)		1,139,500
South Korea - 2.9%
Amorepacific Corp.	184	24,392
AMOREPACIFIC Group	153	7,811
BGF retail Co. Ltd.	34	4,241
BNK Financial Group, Inc.	1,253	6,366
Celltrion Healthcare Co. Ltd.*	346	18,461
Celltrion, Inc.*	438	61,309
Cheil Worldwide, Inc.	320	5,098
CJ CheilJedang Corp.	28	5,625
CJ Corp.	92	6,098
CJ ENM Co. Ltd.	75	7,769
CJ Logistics Corp.*	30	3,298
Coway Co. Ltd.	184	10,439
Daelim Industrial Co. Ltd.*	137	8,178
Daewoo Engineering & Construction Co. Ltd.*	556	1,854
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	202	3,684
DB Insurance Co. Ltd.	302	10,767
Doosan Bobcat, Inc.	341	7,974
E-MART, Inc.	89	7,695
Fila Holdings Corp.	235	7,430
GS Engineering & Construction Corp.	342	7,392
GS Holdings Corp.	314	10,665
GS Retail Co. Ltd.	176	5,123
Hana Financial Group, Inc.	1,448	37,437
Hankook Tire & Technology Co. Ltd.	370	7,769
Hanmi Pharm. Co. Ltd.	18	3,868
Hanon Systems	837	7,271
Hanwha Corp.	204	3,368
Hanwha Life Insurance Co. Ltd.	1,227	1,667
Hanwha Solutions Corp.	647	9,509
HDC Hyundai Development Co-Engineering & Construction, Class E	113	1,679
Helixmith Co. Ltd.*	75	3,835
HLB, Inc.*	134	10,647
Hotel Shilla Co. Ltd.	152	10,050
Hyundai Department Store Co. Ltd.	69	4,028
Hyundai Engineering & Construction Co. Ltd.	346	9,886
Hyundai Glovis Co. Ltd.	90	9,115
Hyundai Heavy Industries Holdings Co. Ltd.	46	10,245
Hyundai Marine & Fire Insurance Co. Ltd.	450	8,374
Hyundai Mobis Co. Ltd.	324	56,023
Hyundai Motor Co.	725	68,650
Hyundai Steel Co.	430	8,444
Industrial Bank of Korea	1,123	8,794
Kakao Corp.	245	34,697
Kangwon Land, Inc.*	553	10,382
KB Financial Group, Inc.	1,982	63,483
KCC Corp.	15	2,056
Kia Motors Corp.	1,317	39,309
Korea Aerospace Industries Ltd.*	362	7,645
Korea Electric Power Corp.	1,204	21,116
Korea Gas Corp.	117	2,707
Korea Investment Holdings Co. Ltd.	206	10,652
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	196	16,784
Korea Zinc Co. Ltd.	32	10,921

Korean Air Lines Co. Ltd.*	382	7,014
KT&G Corp.	589	41,077
Kumho Petrochemical Co. Ltd.	50	2,441
LG Chem Ltd.	230	69,691
LG Corp.	492	27,345
LG Display Co. Ltd.	1,066	11,937
LG Electronics, Inc.	498	24,767
LG Household & Health Care Ltd.	53	53,284
LG Innotek Co. Ltd.	88	9,420
LG Uplus Corp.	2,219	24,118
Lotte Chemical Corp.	94	14,512
Lotte Corp.	188	4,497
Lotte Shopping Co. Ltd.	54	4,233
Medy-Tox, Inc.	18	4,350
Meritz Securities Co. Ltd.	1,307	3,740
Mirae Asset Daewoo Co. Ltd.	1,783	9,308
NAVER Corp.	713	102,151
NCSoft Corp.	88	47,025
Netmarble Corp., 144A*	77	5,617
NH Investment & Securities Co. Ltd.	628	5,160
OCI Co. Ltd.*	87	3,528
Orion Corp.	120	9,317
Ottogi Corp.	8	3,274
Pan Ocean Co. Ltd.*	973	2,992
Pearl Abyss Corp.*	18	2,626
POSCO	393	63,262
POSCO Chemical Co. Ltd.	133	6,012
Posco International Corp.	351	4,321
S-1 Corp.	77	5,212
Samsung Biologics Co. Ltd., 144A*	88	33,584
Samsung C&T Corp.	388	33,704
Samsung Card Co. Ltd.	213	5,910
Samsung Electro-Mechanics Co. Ltd.	308	31,954
Samsung Electronics Co. Ltd.	23,966	1,069,541
Samsung Engineering Co. Ltd.*	680	7,895
Samsung Fire & Marine Insurance Co. Ltd.	149	24,291
Samsung Heavy Industries Co. Ltd.*	2,475	11,881
Samsung Life Insurance Co. Ltd.	335	16,136
Samsung SDI Co. Ltd.	290	70,440
Samsung SDS Co. Ltd.	164	22,483
Samsung Securities Co. Ltd.	383	10,438
Shinhan Financial Group Co. Ltd.	2,258	60,052
Shinsegae Inc.	19	3,692
SK Holdings Co. Ltd.	153	24,188
SK Hynix, Inc.	2,824	204,388
SK Innovation Co. Ltd.	272	25,308
SK Telecom Co. Ltd.	77	13,473
S-Oil Corp.	231	12,667
Woori Financial Group, Inc.	2,704	21,396
Yuhan Corp.	39	6,872
(Cost $2,656,479)		3,014,604
Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	1,059	31,390
Aena SME SA, 144A	328	52,504
Amadeus IT Group SA	2,206	154,642
Banco Bilbao Vizcaya Argentaria SA	32,972	157,773
Banco de Sabadell SA	32,504	28,391
Banco Santander SA	3,100	10,955
Banco Santander SA	81,391	298,936
Bankia SA	5,023	7,930
Bankinter SA	3,381	19,931
CaixaBank SA	17,810	45,634
Cellnex Telecom SA, 144A*	1,371	66,398
Enagas SA	1,123	29,010
Endesa SA	1,595	40,903
Ferrovial SA	2,445	69,854
Grifols SA(b)	1,552	49,687
Iberdrola SA	30,555	348,106
Industria de Diseno Textil SA	5,277	163,873
Mapfre SA	3,867	8,645
Naturgy Energy Group SA	1,601	37,169
Red Electrica Corp. SA	2,077	39,770
Repsol SA	7,518	84,074
Siemens Gamesa Renewable Energy SA	1,206	19,338
Telefonica SA	23,453	138,776
(Cost $2,307,209)		1,903,689
Sweden - 1.6%
Alfa Laval AB	1,330	29,910
Assa Abloy AB, Class B	4,949	110,678
Atlas Copco AB, Class A	3,328	117,440
Atlas Copco AB, Class B	2,026	62,365
Boliden AB	1,468	30,309
Electrolux AB, Series B	1,282	25,942
Epiroc AB, Class A	3,231	37,171
Epiroc AB, Class B	2,368	26,429
Essity AB, Class B	3,183	95,265
Hennes & Mauritz AB, Class B	4,119	74,310
Hexagon AB, Class B	1,146	61,132
Husqvarna AB, Class B	2,103	14,055
ICA Gruppen AB(b)	379	14,191
Industrivarden AB, Class C	849	19,110
Investor AB, Class B	2,243	111,411
Kinnevik AB, Class B	1,159	23,459
L E Lundbergforetagen AB, Class B	394	16,278
Lundin Petroleum AB	949	26,586
Sandvik AB	5,656	93,233
Securitas AB, Class B	1,566	21,251
Skandinaviska Enskilda Banken AB, Class A	7,992	76,050
Skanska AB, Class B	1,726	37,522
SKF AB, Class B	1,858	32,483
Svenska Handelsbanken AB, Class A	7,321	73,504
Swedbank AB, Class A	4,504	67,846

Swedish Match AB	947	55,148
Tele2 AB, Class B	2,548	36,976
Telefonaktiebolaget LM Ericsson, Class B	15,641	124,811
Telia Co. AB	10,662	42,085
Volvo AB, Class B	7,402	114,619
(Cost $1,741,724)		1,671,569
Switzerland - 6.5%
ABB Ltd.	9,179	197,984
Adecco Group AG	833	44,361
Alcon, Inc.*	1,932	118,067
Baloise Holding AG	236	37,890
Barry Callebaut AG	21	43,162
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	78,047
Cie Financiere Richemont SA	2,625	177,938
Clariant AG*	1,126	23,668
Coca-Cola HBC AG*	1,119	35,495
Credit Suisse Group AG*	12,752	142,878
Dufry AG*	169	12,300
EMS-Chemie Holding AG	43	25,115
Geberit AG	180	89,366
Givaudan SA	46	143,321
Glencore PLC*	56,166	139,173
Julius Baer Group Ltd.*	1,146	47,762
Kuehne + Nagel International AG	289	42,101
LafargeHolcim Ltd.*	2,464	114,185
Lonza Group AG*	387	153,388
Nestle SA	14,744	1,510,618
Novartis AG	10,766	906,652
Pargesa Holding SA	231	16,892
Partners Group Holding AG	88	75,796
Roche Holding AG	3,504	1,124,781
Schindler Holding AG	93	19,973
Schindler Holding AG Participation Certificates	215	47,800
SGS SA	32	79,536
Sika AG	664	117,962
Sonova Holding AG	265	63,119
STMicroelectronics NV	2,884	77,716
Straumann Holding AG	52	48,561
Swatch Group AG - Bearer	164	37,719
Swatch Group AG - Registered	224	9,589
Swiss Life Holding AG	169	76,828
Swiss Prime Site AG	468	56,269
Swiss Re AG	1,359	129,083
Swisscom AG	140	74,527
Temenos AG*	324	46,091
UBS Group AG*	19,267	211,681
Vifor Pharma AG	219	36,477
Zurich Insurance Group AG	754	289,862
(Cost $6,178,538)		6,723,733
Taiwan - 3.3%
Accton Technology Corp.	3,780	20,411
Acer, Inc.	17,300	9,341
Advantech Co. Ltd.	1,525	14,832
Airtac International Group	110	1,749
ASE Technology Holding Co. Ltd.	16,148	38,024
Asia Cement Corp.	10,572	15,485
Asustek Computer, Inc.	3,170	21,566
AU Optronics Corp.	46,038	14,444
Catcher Technology Co. Ltd.	3,107	24,319
Cathay Financial Holding Co. Ltd.	38,652	51,124
Chailease Holding Co. Ltd.	5,065	19,237
Chang Hwa Commercial Bank Ltd.	48,284	36,995
Cheng Shin Rubber Industry Co. Ltd.	9,594	12,531
Chicony Electronics Co. Ltd.	2,237	6,169
China Development Financial Holding Corp.	86,713	26,232
China Life Insurance Co. Ltd.*	8,087	6,450
China Steel Corp.	60,999	46,334
Chunghwa Telecom Co. Ltd.	19,017	67,829
Compal Electronics, Inc.	22,036	13,427
CTBC Financial Holding Co. Ltd.	93,398	70,019
Delta Electronics, Inc.	9,932	45,921
E.Sun Financial Holding Co. Ltd.	56,061	53,785
Eclat Textile Co. Ltd.	1,246	14,814
Eva Airways Corp.	10,317	4,106
Far Eastern New Century Corp.	15,056	14,047
Far EasTone Telecommunications Co. Ltd.	9,250	20,193
Feng TAY Enterprise Co. Ltd.	2,138	12,074
First Financial Holding Co. Ltd.	53,947	42,225
Formosa Chemicals & Fibre Corp.	17,575	47,711
Formosa Petrochemical Corp.	6,988	19,870
Formosa Plastics Corp.	23,023	69,192
Foxconn Technology Co. Ltd.	4,226	8,304
Fubon Financial Holding Co. Ltd.	40,185	58,991
Giant Manufacturing Co. Ltd.	1,876	10,192
Globalwafers Co. Ltd.	1,575	21,300
Highwealth Construction Corp.	14,468	21,430
Hiwin Technologies Corp.	949	9,449
Hon Hai Precision Industry Co. Ltd.	62,743	166,392
Hotai Motor Co. Ltd.	1,520	31,475
Hua Nan Financial Holdings Co. Ltd.	48,107	34,238
Innolux Corp.	46,230	12,061
Inventec Corp.	13,870	10,513
Largan Precision Co. Ltd.	542	79,297
Lite-On Technology Corp.	9,228	13,364
MediaTek, Inc.	7,722	91,809
Mega Financial Holding Co. Ltd.	50,675	54,140
Micro-Star International Co. Ltd.	1,704	5,110
Nan Ya Plastics Corp.	24,234	54,503
Nanya Technology Corp.	6,135	15,662
Nien Made Enterprise Co. Ltd.	661	5,326
Novatek Microelectronics Corp.	2,585	16,690

Pegatron Corp.	10,138	20,993
Phison Electronics Corp.	756	8,327
Pou Chen Corp.	11,351	12,783
Powertech Technology, Inc.	1,605	5,407
President Chain Store Corp.	2,564	25,107
Quanta Computer, Inc.	12,507	25,609
Realtek Semiconductor Corp.	1,613	11,986
Ruentex Development Co. Ltd.*	2,518	3,414
Shanghai Commercial & Savings Bank Ltd.	13,602	22,595
Shin Kong Financial Holding Co. Ltd.*	38,153	11,605
SinoPac Financial Holdings Co. Ltd.	52,678	22,616
Standard Foods Corp.	2,737	6,138
Synnex Technology International Corp.	7,783	9,665
Taishin Financial Holding Co. Ltd.	46,657	21,880
Taiwan Business Bank	19,625	7,777
Taiwan Cement Corp.	25,330	35,344
Taiwan Cooperative Financial Holding Co. Ltd.	67,613	46,781
Taiwan High Speed Rail Corp.	9,687	11,037
Taiwan Mobile Co. Ltd.	11,217	38,897
Taiwan Semiconductor Manufacturing Co. Ltd.	123,112	1,284,810
Tatung Co. Ltd.*	8,754	6,086
Uni-President Enterprises Corp.	24,378	58,933
United Microelectronics Corp.	51,679	26,113
Vanguard International Semiconductor Corp.	4,827	11,829
Walsin Technology Corp.	2,110	14,843
Win Semiconductors Corp.	2,249	20,314
Winbond Electronics Corp.	12,821	6,775
Wistron Corp.	8,893	7,944
WPG Holdings Ltd.	10,759	13,786
Yageo Corp.	914	12,376
Yuanta Financial Holding Co. Ltd.	48,345	30,655
Zhen Ding Technology Holding Ltd.	2,151	8,205
(Cost $2,500,171)		3,431,332
Thailand - 0.6%
Advanced Info Service PCL, NVDR	6,100	38,663
Airports of Thailand PCL, NVDR	22,000	41,657
Bangkok Bank PCL, NVDR	900	3,751
Bangkok Dusit Medical Services PCL, NVDR	35,500	24,975
Bangkok Expressway & Metro PCL, NVDR	54,400	15,947
Berli Jucker PCL, NVDR	6,200	7,172
BTS Group Holdings PCL, NVDR	39,100	13,506
Bumrungrad Hospital PCL, NVDR	2,500	10,181
Central Pattana PCL, NVDR	13,500	22,675
Charoen Pokphand Foods PCL, NVDR	19,400	16,446
CP ALL PCL, NVDR	31,000	64,594
Electricity Generating PCL, NVDR	1,600	13,842
Energy Absolute PCL, NVDR	8,300	10,258
Global Power Synergy PCL, Class F	7,300	14,575
Gulf Energy Development PCL, NVDR	3,000	15,734
Home Product Center PCL, NVDR	25,600	10,384
Indorama Ventures PCL, NVDR	8,800	7,251
Intouch Holdings PCL, NVDR	12,500	21,391
IRPC PCL, NVDR	113,843	7,937
Kasikornbank PCL, NVDR	10,500	39,598
Krung Thai Bank PCL, NVDR	22,000	9,761
Land & Houses PCL, NVDR	44,900	11,952
Minor International PCL, NVDR	14,800	12,898
PTT Exploration & Production PCL, NVDR	7,300	24,522
PTT Global Chemical PCL, NVDR	7,100	9,281
PTT PCL, NVDR	58,800	72,673
Ratch Group PCL, NVDR	3,900	7,292
Siam Cement PCL	700	6,877
Siam Cement PCL, NVDR	3,600	35,367
Siam Commercial Bank PCL, NVDR	1,200	3,318
Thai Oil PCL, NVDR	8,900	12,199
Thai Union Group PCL, NVDR	16,900	8,194
True Corp. PCL, NVDR	55,200	5,808
(Cost $714,518)		620,679
Turkey - 0.1%
Akbank T.A.S.*	14,098	15,296
Anadolu Efes Biracilik Ve Malt Sanayii AS	695	2,447
Arcelik AS*	1,445	4,309
Aselsan Elektronik Sanayi Ve Ticaret AS	1,006	4,440
BIM Birlesik Magazalar AS	2,088	16,099
Eregli Demir ve Celik Fabrikalari TAS	7,141	9,455
Ford Otomotiv Sanayi AS	244	3,055
Haci Omer Sabanci Holding AS	6,223	8,499
KOC Holding AS	4,237	11,696
TAV Havalimanlari Holding AS	1,566	5,117
Tupras Turkiye Petrol Rafinerileri AS	258	4,195
Turk Hava Yollari AO*	2,649	4,996
Turkcell Iletisim Hizmetleri AS	4,906	10,897
Turkiye Garanti Bankasi AS*	11,693	17,828
Turkiye Is Bankasi AS, Class C*	8,613	7,893
(Cost $210,564)		126,222
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	13,268	25,757
Aldar Properties PJSC	32,065	18,508
DP World PLC	840	13,650
Dubai Islamic Bank PJSC	16,461	24,202
Emaar Malls PJSC	13,754	6,029
Emaar Properties PJSC	14,089	13,426
Emirates Telecommunications Group Co. PJSC	8,658	37,245
First Abu Dhabi Bank PJSC	13,709	53,450
NMC Health PLC(d)	462	5,558
(Cost $222,170)		197,825
United Kingdom - 9.1%
3i Group PLC	4,832	62,449
Admiral Group PLC	789	21,365

Anglo American PLC	5,373	123,437
Ashtead Group PLC	2,191	67,112
Associated British Foods PLC	1,784	51,580
AstraZeneca PLC	6,580	573,179
Auto Trader Group PLC, 144A	4,650	30,979
AVEVA Group PLC	365	20,535
Aviva PLC	20,108	90,441
BAE Systems PLC	16,289	127,064
Barclays PLC(b)	85,667	163,373
Barratt Developments PLC	5,187	50,358
Berkeley Group Holdings PLC	638	38,888
BP PLC	102,412	520,175
British American Tobacco PLC	11,183	439,110
British Land Co. PLC REIT	4,813	30,917
BT Group PLC	43,016	78,108
Bunzl PLC	1,730	41,479
Burberry Group PLC	2,117	44,759
Centrica PLC	28,777	26,610
CNH Industrial NV	5,591	51,538
Coca-Cola European Partners PLC	1,156	58,910
Compass Group PLC	7,932	173,958
Croda International PLC	615	35,909
Diageo PLC	11,436	405,496
Direct Line Insurance Group PLC	7,515	29,581
easyJet PLC	1,010	14,251
Ferguson PLC	1,115	96,355
Fiat Chrysler Automobiles NV	5,513	68,420
G4S PLC	8,208	18,012
GlaxoSmithKline PLC	24,809	496,918
Halma PLC	2,075	51,320
Hargreaves Lansdown PLC	1,441	28,388
HSBC Holdings PLC(b)	101,437	681,371
Imperial Brands PLC	4,813	95,947
Informa PLC	6,181	54,080
InterContinental Hotels Group PLC	683	37,673
Intertek Group PLC	777	52,501
ITV PLC	18,794	28,085
J Sainsbury PLC	8,817	22,129
JD Sports Fashion PLC	2,168	20,486
Johnson Matthey PLC	925	29,780
Kingfisher PLC	11,615	28,198
Land Securities Group PLC REIT	3,553	38,020
Legal & General Group PLC	29,285	97,624
Lloyds Banking Group PLC	340,093	218,897
London Stock Exchange Group PLC	1,541	149,686
M&G PLC*	13,146	33,508
Marks & Spencer Group PLC	9,416	19,123
Meggitt PLC	4,128	28,687
Melrose Industries PLC	24,316	65,284
Micro Focus International PLC	1,899	18,035
Mondi PLC	2,382	47,705
National Grid PLC	18,117	228,292
Next PLC	727	56,692
Ocado Group PLC*	2,270	30,968
Pearson PLC	4,123	29,476
Persimmon PLC	1,559	56,748
Prudential PLC	13,146	213,555
Reckitt Benckiser Group PLC	3,428	251,450
RELX PLC	9,269	221,938
Rentokil Initial PLC	9,254	57,427
Rio Tinto Ltd.	1,821	103,528
Rio Tinto PLC	5,798	268,216
Rolls-Royce Holdings PLC*	8,372	66,552
Royal Bank of Scotland Group PLC	23,008	52,701
RSA Insurance Group PLC	4,901	32,600
Sage Group PLC	5,414	47,328
Schroders PLC	599	21,919
Segro PLC REIT	5,503	57,941
Severn Trent PLC	1,310	41,403
Smith & Nephew PLC	4,405	98,217
Smiths Group PLC	2,115	41,571
Spirax-Sarco Engineering PLC	363	39,072
SSE PLC	5,220	102,333
St James's Place PLC	2,778	36,170
Standard Chartered PLC	13,626	98,290
Standard Life Aberdeen PLC	12,651	44,833
Taylor Wimpey PLC	16,489	42,748
Tesco PLC	45,970	134,679
Unilever NV	7,264	381,829
Unilever PLC	5,588	298,766
United Utilities Group PLC	3,429	41,512
Vodafone Group PLC	130,276	224,426
Weir Group PLC	1,244	20,823
Whitbread PLC	663	33,102
Wm Morrison Supermarkets PLC	10,368	22,765
WPP PLC	6,028	58,182
(Cost $10,941,562)		9,455,845
United States(e) - 0.1%
Bausch Health Cos., Inc.*	1,605	35,562
Carnival PLC	653	20,387
Nexteer Automotive Group Ltd.	3,981	2,931
Ovintiv, Inc.	1,514	17,495
(Cost $188,383)		76,375

TOTAL COMMON STOCKS
(Cost $100,730,055)		100,213,824

PREFERRED STOCKS - 1.1%
Brazil - 0.6%
Banco Bradesco SA	20,326	138,767
Braskem SA, Class A	896	5,388
Centrais Eletricas Brasileiras SA, Class B	1,629	13,059
Cia Energetica de Minas Gerais	5,128	16,008
Gerdau SA	4,941	18,706

Itau Unibanco Holding SA	24,503	175,338
Itausa - Investimentos Itau SA	21,676	58,214
Lojas Americanas SA	2,850	16,953
Petroleo Brasileiro SA	21,318	120,798
Telefonica Brasil SA	1,890	22,561
(Cost $450,407)		585,792
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $8,915)	457	11,988
Colombia - 0.0%
Bancolombia SA	2,740	32,763
Grupo Aval Acciones y Valores SA	18,630	7,676
(Cost $33,493)		40,439
Germany - 0.3%
Bayerische Motoren Werke AG	189	9,706
FUCHS PETROLUB SE	390	14,862
Henkel AG & Co. KGaA	848	78,337
Porsche Automobil Holding SE	793	49,270
Sartorius AG	167	38,163
Volkswagen AG	934	153,199
(Cost $400,195)		343,537
Russia - 0.0%
Surgutneftegas PJSC	35,984	17,627
Transneft PJSC	3	6,810
(Cost $29,418)		24,437
South Korea - 0.2%
Amorepacific Corp.	58	3,505
AMOREPACIFIC Group	10	351
Hyundai Motor Co.	118	6,442
Hyundai Motor Co. - 2nd Preferred	171	10,546
LG Chem Ltd.	27	4,157
Samsung Electronics Co. Ltd.	3,860	144,770
(Cost $106,487)		169,771

TOTAL PREFERRED STOCKS
(Cost $1,028,915)		1,175,964

Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $132)	INR	9,360	135

	Number of Shares
RIGHTS - 0.0%
China - 0.0%
Zhengqi Financial Holding Corp.*(d) (Cost $0)	271	0
South Korea - 0.0%
HDC Hyundai Development Co-Engineering & Construction*, Class E, expires 3/9/20 (Cost $0)	56	128
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20 (Cost $513)	1,059	466

TOTAL RIGHTS
(Cost $513)		594
WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21 (Cost $0)	3,710	101
SECURITIES LENDING COLLATERAL - 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(f)(g) (Cost $1,974,430)	1,974,430	1,974,430
CASH EQUIVALENTS - 3.2%
DWS Government Money Market Series “Institutional Shares”, 1.54%(f)
(Cost $3,309,543)	3,309,543	3,309,543

TOTAL INVESTMENTS - 102.7%
(Cost $107,043,588)		$106,674,591
Other assets and liabilities, net - (2.7%)		(2,810,550)
NET ASSETS - 100.0%		$103,864,041

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
64,295	5,329		—	—	17,069	—	—	9,967	86,693
SECURITIES LENDING COLLATERAL — 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(f)(g)
1,641,117	333,313	(h)	—	—	—	15,168	—	1,974,430	1,974,430
CASH EQUIVALENTS — 3.2%
DWS Government Money Market Series “Institutional Shares”, 1.54%(f)
856,243	19,749,101		(17,295,801)	—	—	30,536	—	3,309,543	3,309,543
2,561,655	20,087,743		(17,295,801)	—	17,069	45,704	—	5,293,940	5,370,666

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $2,121,431, which is 2.0% of net assets.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $351,040.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$21,484,250	21.2%
Consumer Discretionary	11,937,983	11.7
Industrials	11,793,180	11.6
Information Technology	9,997,025	9.9
Consumer Staples	9,533,366	9.4
Health Care	9,386,514	9.2
Materials	7,156,392	7.1
Communication Services	7,093,252	7.0
Energy	5,933,574	5.9
Utilities	3,767,264	3.7
Real Estate	3,307,818	3.3
Total	$101,390,618	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(i)
MINI S&P/TSX 60 Futures	CAD	4	$151,497	$144,712	3/19/2020	$(6,785)
MSCI EAFE Futures	USD	19	1,891,810	1,725,200	3/20/2020	(166,610)
MSCI Emerging Markets Index Futures	USD	17	924,549	857,480	3/20/2020	(67,069)
Total unrealized depreciation						$(240,464)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
Citigroup Global Markets	3/4/2020	AED	669,700	USD	182,313	$—	$(23)
JP Morgan & Chase Co.	3/4/2020	AUD	5,432,400	USD	3,638,497	99,210	—
RBC Capital Markets	3/4/2020	AUD	297,300	USD	199,820	6,125	—
RBC Capital Markets	3/4/2020	AUD	1,649,300	USD	1,104,660	30,117	—
RBC Capital Markets	3/4/2020	AUD	350,000	USD	234,425	6,395	—
JP Morgan & Chase Co.	3/4/2020	BRL	362,900	USD	83,232	2,102	—
JP Morgan & Chase Co.	3/4/2020	BRL	2,941,900	USD	687,745	30,055	—
RBC Capital Markets	3/4/2020	BRL	6,129,600	USD	1,432,387	62,056	—
Citigroup Global Markets	3/4/2020	CAD	5,001,400	USD	3,781,420	55,271	—
Citigroup Global Markets	3/4/2020	CAD	199,000	USD	150,457	2,198	—
JP Morgan & Chase Co.	3/4/2020	CAD	2,165,000	USD	1,636,899	23,928	—
JP Morgan & Chase Co.	3/4/2020	CAD	384,000	USD	289,525	3,437	—
RBC Capital Markets	3/4/2020	CAD	2,234,300	USD	1,689,325	24,725	—
Citigroup Global Markets	3/4/2020	CHF	4,438,200	USD	4,610,935	9,444	—
JP Morgan & Chase Co.	3/4/2020	CHF	264,800	USD	270,641	—	(3,902)
JP Morgan & Chase Co.	3/4/2020	CHF	1,051,600	USD	1,092,533	2,242	—
JP Morgan & Chase Co.	3/4/2020	CHF	136,000	USD	139,056	—	(1,948)
RBC Capital Markets	3/4/2020	CHF	1,131,100	USD	1,175,120	2,404	—
Citigroup Global Markets	3/4/2020	CLP	159,063,400	USD	199,078	4,597	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
JP Morgan & Chase Co.	3/4/2020	CLP	13,480,400	USD	16,824	$342	$—
JP Morgan & Chase Co.	3/4/2020	CNH	5,945,400	USD	847,904	—	(3,991)
Citigroup Global Markets	3/4/2020	COP	332,003,700	USD	96,822	2,499	—
JP Morgan & Chase Co.	3/4/2020	COP	23,380,500	USD	6,813	170	—
Citigroup Global Markets	3/4/2020	CZK	1,161,500	USD	51,109	712	—
JP Morgan & Chase Co.	3/4/2020	DKK	1,351,000	USD	200,739	1,108	—
RBC Capital Markets	3/4/2020	DKK	7,120,300	USD	1,057,970	5,832	—
RBC Capital Markets	3/4/2020	DKK	832,000	USD	123,624	682	—
Citigroup Global Markets	3/4/2020	EGP	632,000	USD	39,611	—	(718)
Bank of America Corp.	3/4/2020	EUR	45,000	USD	49,577	—	(113)
Bank of America Corp.	3/4/2020	EUR	828,400	USD	898,908	—	(15,839)
Citigroup Global Markets	3/4/2020	EUR	2,134,800	USD	2,369,874	12,555	—
Citigroup Global Markets	3/4/2020	EUR	203,000	USD	225,367	1,207	—
JP Morgan & Chase Co.	3/4/2020	EUR	13,398,800	USD	14,874,557	79,148	—
RBC Capital Markets	3/4/2020	EUR	4,929,600	USD	5,472,556	29,124	—
Bank of America Corp.	3/4/2020	GBP	356,100	USD	464,810	8,182	—
Bank of America Corp.	3/4/2020	GBP	131,000	USD	172,810	4,829	—
Citigroup Global Markets	3/4/2020	GBP	707,800	USD	933,730	26,117	—
JP Morgan & Chase Co.	3/4/2020	GBP	6,764,500	USD	8,923,708	249,576	—
RBC Capital Markets	3/4/2020	GBP	1,420,000	USD	1,873,258	52,390	—
JP Morgan & Chase Co.	3/4/2020	HKD	58,931,900	USD	7,585,149	24,828	—
RBC Capital Markets	3/4/2020	HKD	10,384,900	USD	1,336,658	4,389	—
RBC Capital Markets	3/4/2020	HKD	2,644,000	USD	340,371	1,174	—
Citigroup Global Markets	3/4/2020	HUF	5,831,900	USD	19,160	119	—
JP Morgan & Chase Co.	3/4/2020	HUF	16,042,500	USD	52,704	325	—
JP Morgan & Chase Co.	3/4/2020	IDR	6,459,100,900	USD	469,855	19,837	—
RBC Capital Markets	3/4/2020	IDR	1,679,087,700	USD	122,213	5,228	—
Citigroup Global Markets	3/4/2020	ILS	708,300	USD	205,641	1,389	—
RBC Capital Markets	3/4/2020	ILS	165,000	USD	47,901	320	—
Citigroup Global Markets	3/4/2020	INR	7,508,300	USD	105,091	1,095	—
Citigroup Global Markets	3/4/2020	INR	12,857,700	USD	179,426	1,337	—
JP Morgan & Chase Co.	3/4/2020	INR	174,850,300	USD	2,440,373	18,559	—
Citigroup Global Markets	3/4/2020	JPY	872,806,500	USD	8,064,904	—	(28,979)
JP Morgan & Chase Co.	3/4/2020	JPY	422,587,800	USD	3,904,816	—	(14,009)
JP Morgan & Chase Co.	3/4/2020	JPY	76,108,500	USD	693,784	—	(12,000)
RBC Capital Markets	3/4/2020	JPY	617,497,200	USD	5,705,812	—	(20,486)
Bank of America Corp.	3/4/2020	KRW	251,403,000	USD	210,979	3,967	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
Citigroup Global Markets	3/4/2020	KRW	166,349,500	USD	140,486	$3,509	$—
Citigroup Global Markets	3/4/2020	KRW	1,022,837,200	USD	859,000	16,766	—
JP Morgan & Chase Co.	3/4/2020	KRW	2,884,497,800	USD	2,420,327	45,148	—
Citigroup Global Markets	3/4/2020	MXN	9,408,000	USD	495,236	17,572	—
JP Morgan & Chase Co.	3/4/2020	MXN	968,700	USD	50,990	1,807	—
RBC Capital Markets	3/4/2020	MXN	2,305,000	USD	121,334	4,304	—
RBC Capital Markets	3/4/2020	MYR	2,370,900	USD	578,268	15,836	—
Citigroup Global Markets	3/4/2020	NOK	3,889,900	USD	422,048	8,596	—
JP Morgan & Chase Co.	3/4/2020	NZD	13,300	USD	8,610	297	—
RBC Capital Markets	3/4/2020	NZD	256,100	USD	165,797	5,714	—
JP Morgan & Chase Co.	3/4/2020	PHP	561,200	USD	10,986	—	(21)
RBC Capital Markets	3/4/2020	PHP	13,280,600	USD	260,659	197	—
Citigroup Global Markets	3/4/2020	PLN	1,064,500	USD	274,468	3,039	—
JP Morgan & Chase Co.	3/4/2020	PLN	54,900	USD	14,155	156	—
Citigroup Global Markets	3/4/2020	QAR	858,700	USD	234,310	—	(1,510)
Citigroup Global Markets	3/4/2020	RUB	50,361,400	USD	785,182	32,757	—
JP Morgan & Chase Co.	3/4/2020	RUB	20,400,000	USD	318,038	13,252	—
JP Morgan & Chase Co.	3/4/2020	SEK	4,261,200	USD	442,698	—	(835)
JP Morgan & Chase Co.	3/4/2020	SEK	725,000	USD	74,993	—	(470)
RBC Capital Markets	3/4/2020	SEK	13,862,600	USD	1,440,188	—	(2,721)
JP Morgan & Chase Co.	3/4/2020	SGD	1,013,900	USD	742,818	14,892	—
RBC Capital Markets	3/4/2020	SGD	212,300	USD	155,543	3,122	—
JP Morgan & Chase Co.	3/4/2020	THB	22,185,900	USD	709,665	6,523	—
JP Morgan & Chase Co.	3/4/2020	TRY	911,400	USD	151,207	5,226	—
Bank of America Corp.	3/4/2020	TWD	5,295,000	USD	175,389	490	—
Bank of America Corp.	3/4/2020	TWD	487,000	USD	16,073	—	(14)
Citigroup Global Markets	3/4/2020	TWD	4,084,700	USD	136,238	1,316	—
JP Morgan & Chase Co.	3/4/2020	TWD	21,134,600	USD	698,134	34	—
RBC Capital Markets	3/4/2020	TWD	81,469,400	USD	2,697,662	6,638	—
Citigroup Global Markets	3/4/2020	USD	182,337	AED	669,700	—	(1)
JP Morgan & Chase Co.	3/4/2020	USD	3,502,540	AUD	5,432,400	36,747	—
RBC Capital Markets	3/4/2020	USD	1,480,779	AUD	2,296,600	15,489	—
JP Morgan & Chase Co.	3/4/2020	USD	733,748	BRL	3,304,800	5,072	—
RBC Capital Markets	3/4/2020	USD	1,358,525	BRL	6,129,600	11,806	—
Citigroup Global Markets	3/4/2020	USD	3,871,503	CAD	5,200,400	2,905	—
JP Morgan & Chase Co.	3/4/2020	USD	1,898,913	CAD	2,549,000	146	—
RBC Capital Markets	3/4/2020	USD	1,664,470	CAD	2,234,300	130	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
Citigroup Global Markets	3/4/2020	USD	4,585,581	CHF	4,438,200	$15,911	$—
JP Morgan & Chase Co.	3/4/2020	USD	1,500,491	CHF	1,452,400	5,346	—
RBC Capital Markets	3/4/2020	USD	1,168,643	CHF	1,131,100	4,073	—
Citigroup Global Markets	3/4/2020	USD	193,937	CLP	159,063,400	544	—
JP Morgan & Chase Co.	3/4/2020	USD	16,444	CLP	13,480,400	38	—
JP Morgan & Chase Co.	3/4/2020	USD	850,563	CNH	5,945,400	1,332	—
Citigroup Global Markets	3/4/2020	USD	93,794	COP	332,003,700	529	—
JP Morgan & Chase Co.	3/4/2020	USD	6,773	COP	23,380,500	—	(131)
Citigroup Global Markets	3/4/2020	USD	50,069	CZK	1,161,500	328	—
JP Morgan & Chase Co.	3/4/2020	USD	198,598	DKK	1,351,000	1,034	—
RBC Capital Markets	3/4/2020	USD	1,169,000	DKK	7,952,300	6,080	—
Citigroup Global Markets	3/4/2020	USD	40,454	EGP	632,000	—	(124)
Bank of America Corp.	3/4/2020	USD	959,386	EUR	873,400	5,052	—
Citigroup Global Markets	3/4/2020	USD	2,568,143	EUR	2,337,800	13,335	—
JP Morgan & Chase Co.	3/4/2020	USD	14,717,912	EUR	13,398,800	77,498	—
RBC Capital Markets	3/4/2020	USD	5,415,289	EUR	4,929,600	28,143	—
Bank of America Corp.	3/4/2020	USD	622,173	GBP	487,100	2,436	—
Citigroup Global Markets	3/4/2020	USD	748,272	GBP	585,800	2,901	—
Citigroup Global Markets	3/4/2020	USD	160,949	GBP	122,000	—	(4,508)
JP Morgan & Chase Co.	3/4/2020	USD	8,640,296	GBP	6,764,500	33,836	—
RBC Capital Markets	3/4/2020	USD	1,813,823	GBP	1,420,000	7,046	—
JP Morgan & Chase Co.	3/4/2020	USD	7,562,176	HKD	58,931,900	—	(1,854)
RBC Capital Markets	3/4/2020	USD	1,259,186	HKD	9,812,900	—	(298)
RBC Capital Markets	3/4/2020	USD	413,979	HKD	3,216,000	—	(1,401)
Citigroup Global Markets	3/4/2020	USD	18,974	HUF	5,831,900	68	—
JP Morgan & Chase Co.	3/4/2020	USD	52,191	HUF	16,042,500	189	—
JP Morgan & Chase Co.	3/4/2020	USD	448,923	IDR	6,459,100,900	1,096	—
RBC Capital Markets	3/4/2020	USD	116,522	IDR	1,679,087,700	463	—
Citigroup Global Markets	3/4/2020	USD	202,881	ILS	708,300	1,372	—
RBC Capital Markets	3/4/2020	USD	47,259	ILS	165,000	322	—
Citigroup Global Markets	3/4/2020	USD	281,687	INR	20,366,000	398	—
JP Morgan & Chase Co.	3/4/2020	USD	2,419,839	INR	174,850,300	1,975	—
Citigroup Global Markets	3/4/2020	USD	94,061	JPY	10,179,000	333	—
Citigroup Global Markets	3/4/2020	USD	7,997,881	JPY	862,627,500	1,608	—
JP Morgan & Chase Co.	3/4/2020	USD	4,623,338	JPY	498,696,300	1,272	—
RBC Capital Markets	3/4/2020	USD	5,725,068	JPY	617,497,200	1,230	—
Bank of America Corp.	3/4/2020	USD	206,831	KRW	251,403,000	182	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
Citigroup Global Markets	3/4/2020	USD	983,815	KRW	1,189,186,700	$—	$(4,604)
JP Morgan & Chase Co.	3/4/2020	USD	2,375,185	KRW	2,884,497,800	—	(5)
Citigroup Global Markets	3/4/2020	USD	475,168	MXN	9,408,000	2,497	—
JP Morgan & Chase Co.	3/4/2020	USD	48,933	MXN	968,700	250	—
RBC Capital Markets	3/4/2020	USD	116,419	MXN	2,305,000	611	—
RBC Capital Markets	3/4/2020	USD	562,424	MYR	2,370,900	8	—
Citigroup Global Markets	3/4/2020	USD	410,685	NOK	3,889,900	2,767	—
JP Morgan & Chase Co.	3/4/2020	USD	8,249	NZD	13,300	64	—
RBC Capital Markets	3/4/2020	USD	158,848	NZD	256,100	1,234	—
JP Morgan & Chase Co.	3/4/2020	USD	11,014	PHP	561,200	—	(7)
RBC Capital Markets	3/4/2020	USD	260,246	PHP	13,280,600	217	—
Citigroup Global Markets	3/4/2020	USD	269,994	PLN	1,064,500	1,435	—
JP Morgan & Chase Co.	3/4/2020	USD	13,924	PLN	54,900	74	—
Citigroup Global Markets	3/4/2020	USD	235,832	QAR	858,700	—	(12)
Citigroup Global Markets	3/4/2020	USD	749,275	RUB	50,361,400	3,150	—
JP Morgan & Chase Co.	3/4/2020	USD	303,499	RUB	20,400,000	1,287	—
JP Morgan & Chase Co.	3/4/2020	USD	514,327	SEK	4,986,200	4,669	—
RBC Capital Markets	3/4/2020	USD	1,429,930	SEK	13,862,600	12,979	—
JP Morgan & Chase Co.	3/4/2020	USD	726,464	SGD	1,013,900	1,462	—
RBC Capital Markets	3/4/2020	USD	152,112	SGD	212,300	308	—
JP Morgan & Chase Co.	3/4/2020	USD	702,641	THB	22,185,900	500	—
JP Morgan & Chase Co.	3/4/2020	USD	145,842	TRY	911,400	140	—
Bank of America Corp.	3/4/2020	USD	190,668	TWD	5,782,000	317	—
Citigroup Global Markets	3/4/2020	USD	135,165	TWD	4,084,700	—	(243)
JP Morgan & Chase Co.	3/4/2020	USD	699,520	TWD	21,134,600	—	(1,421)
RBC Capital Markets	3/4/2020	USD	2,694,094	TWD	81,469,400	—	(3,070)
JP Morgan & Chase Co.	3/4/2020	USD	254,684	ZAR	4,007,200	2,028	—
RBC Capital Markets	3/4/2020	USD	988,360	ZAR	15,550,400	7,842	—
JP Morgan & Chase Co.	3/4/2020	ZAR	752,200	USD	50,228	2,040	—
JP Morgan & Chase Co.	3/4/2020	ZAR	3,255,000	USD	216,173	7,648	—
RBC Capital Markets	3/4/2020	ZAR	15,550,400	USD	1,032,738	36,536	—
Citigroup Global Markets	4/3/2020	AED	669,700	USD	182,321	—	(1)
JP Morgan & Chase Co.	4/3/2020	AUD	5,432,400	USD	3,504,713	—	(37,069)
RBC Capital Markets	4/3/2020	AUD	2,296,600	USD	1,481,697	—	(15,625)
JP Morgan & Chase Co.	4/3/2020	BRL	3,304,800	USD	732,333	—	(5,120)
RBC Capital Markets	4/3/2020	BRL	6,129,600	USD	1,355,772	—	(12,024)
Citigroup Global Markets	4/3/2020	CAD	5,200,400	USD	3,871,558	—	(2,935)

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
JP Morgan & Chase Co.	4/3/2020	CAD	2,549,000	USD	1,898,930	$—	$(171)
RBC Capital Markets	4/3/2020	CAD	2,234,300	USD	1,664,488	—	(150)
Citigroup Global Markets	4/3/2020	CHF	4,438,200	USD	4,595,147	—	(16,462)
JP Morgan & Chase Co.	4/3/2020	CHF	1,452,400	USD	1,503,694	—	(5,454)
RBC Capital Markets	4/3/2020	CHF	1,131,100	USD	1,171,117	—	(4,177)
Citigroup Global Markets	4/3/2020	CLP	159,063,400	USD	193,925	—	(582)
JP Morgan & Chase Co.	4/3/2020	CLP	13,480,400	USD	16,443	—	(42)
JP Morgan & Chase Co.	4/3/2020	CNH	5,945,400	USD	849,758	—	(1,415)
JP Morgan & Chase Co.	4/3/2020	CNH	1,670,000	USD	238,680	—	(406)
Citigroup Global Markets	4/3/2020	COP	332,003,700	USD	93,622	—	(559)
JP Morgan & Chase Co.	4/3/2020	COP	23,380,500	USD	6,764	131	—
Citigroup Global Markets	4/3/2020	CZK	1,161,500	USD	50,051	—	(330)
JP Morgan & Chase Co.	4/3/2020	DKK	1,351,000	USD	198,997	—	(1,051)
RBC Capital Markets	4/3/2020	DKK	7,952,300	USD	1,171,308	—	(6,221)
Citigroup Global Markets	4/3/2020	EGP	632,000	USD	39,580	—	(57)
Bank of America Corp.	4/3/2020	EUR	873,400	USD	961,133	—	(5,140)
Citigroup Global Markets	4/3/2020	EUR	2,337,800	USD	2,572,866	—	(13,524)
JP Morgan & Chase Co.	4/3/2020	EUR	13,398,800	USD	14,744,803	—	(78,758)
RBC Capital Markets	4/3/2020	EUR	4,929,600	USD	5,425,123	—	(28,666)
Bank of America Corp.	4/3/2020	GBP	487,100	USD	622,687	—	(2,460)
Citigroup Global Markets	4/3/2020	GBP	585,800	USD	748,857	—	(2,961)
JP Morgan & Chase Co.	4/3/2020	GBP	6,764,500	USD	8,647,324	—	(34,269)
RBC Capital Markets	4/3/2020	GBP	1,420,000	USD	1,815,257	—	(7,178)
JP Morgan & Chase Co.	4/3/2020	HKD	58,931,900	USD	7,562,519	1,507	—
RBC Capital Markets	4/3/2020	HKD	9,812,900	USD	1,259,243	239	—
RBC Capital Markets	4/3/2020	HKD	1,198,000	USD	153,730	25	—
Citigroup Global Markets	4/3/2020	HUF	5,831,900	USD	18,988	—	(70)
JP Morgan & Chase Co.	4/3/2020	HUF	16,042,500	USD	52,232	—	(195)
JP Morgan & Chase Co.	4/3/2020	IDR	6,459,100,900	USD	441,588	—	(7,159)
RBC Capital Markets	4/3/2020	IDR	1,679,087,700	USD	114,786	—	(1,869)
Citigroup Global Markets	4/3/2020	ILS	708,300	USD	203,178	—	(1,395)
RBC Capital Markets	4/3/2020	ILS	165,000	USD	47,326	—	(330)
Citigroup Global Markets	4/3/2020	JPY	862,627,500	USD	8,010,284	—	(2,815)
JP Morgan & Chase Co.	4/3/2020	JPY	498,696,300	USD	4,630,932	—	(1,546)
RBC Capital Markets	4/3/2020	JPY	617,497,200	USD	5,734,318	—	(1,722)
Bank of America Corp.	4/3/2020	KRW	251,403,000	USD	206,891	—	(211)
Citigroup Global Markets	4/3/2020	KRW	1,189,186,700	USD	984,100	4,470	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
JP Morgan & Chase Co.	4/3/2020	KRW	2,884,497,800	USD	2,375,891	$—	$(307)
Citigroup Global Markets	4/3/2020	MXN	9,408,000	USD	472,873	—	(2,463)
JP Morgan & Chase Co.	4/3/2020	MXN	968,700	USD	48,700	—	(244)
RBC Capital Markets	4/3/2020	MXN	2,305,000	USD	115,864	—	(595)
RBC Capital Markets	4/3/2020	MYR	2,370,900	USD	560,496	—	(1,512)
Citigroup Global Markets	4/3/2020	NOK	3,889,900	USD	410,728	—	(2,769)
JP Morgan & Chase Co.	4/3/2020	NZD	13,300	USD	8,252	—	(64)
RBC Capital Markets	4/3/2020	NZD	256,100	USD	158,890	—	(1,244)
JP Morgan & Chase Co.	4/3/2020	PHP	561,200	USD	10,981	—	(4)
RBC Capital Markets	4/3/2020	PHP	13,280,600	USD	259,534	—	(424)
Citigroup Global Markets	4/3/2020	PLN	1,064,500	USD	269,998	—	(1,437)
JP Morgan & Chase Co.	4/3/2020	PLN	54,900	USD	13,925	—	(74)
Citigroup Global Markets	4/3/2020	QAR	858,700	USD	235,793	11	—
Citigroup Global Markets	4/3/2020	RUB	50,361,400	USD	745,823	—	(3,554)
JP Morgan & Chase Co.	4/3/2020	RUB	20,400,000	USD	302,304	—	(1,248)
JP Morgan & Chase Co.	4/3/2020	SEK	4,986,200	USD	515,058	—	(4,705)
RBC Capital Markets	4/3/2020	SEK	13,862,600	USD	1,431,924	—	(13,119)
JP Morgan & Chase Co.	4/3/2020	SGD	1,013,900	USD	726,521	—	(1,554)
RBC Capital Markets	4/3/2020	SGD	212,300	USD	152,136	—	(315)
JP Morgan & Chase Co.	4/3/2020	THB	22,185,900	USD	701,575	—	(1,981)
JP Morgan & Chase Co.	4/3/2020	TRY	911,400	USD	143,613	—	(203)
JP Morgan & Chase Co.	4/3/2020	USD	309,068	AUD	479,000	3,228	—
RBC Capital Markets	4/3/2020	USD	206,409	BRL	933,000	1,786	—
Citigroup Global Markets	4/3/2020	USD	377,716	CAD	507,000	18	—
Citigroup Global Markets	4/3/2020	USD	451,470	CHF	436,000	1,566	—
JP Morgan & Chase Co.	4/3/2020	USD	1,918,278	EUR	1,743,000	10,064	—
JP Morgan & Chase Co.	4/3/2020	USD	1,103,276	GBP	863,000	4,302	—
Citigroup Global Markets	4/3/2020	USD	1,445,841	JPY	155,683,000	326	—
JP Morgan & Chase Co.	4/3/2020	USD	211,594	KRW	255,623,000	—	(1,017)
RBC Capital Markets	4/3/2020	USD	93,594	SEK	906,000	848	—
JP Morgan & Chase Co.	4/3/2020	ZAR	4,007,200	USD	253,511	—	(2,017)
RBC Capital Markets	4/3/2020	ZAR	15,550,400	USD	983,772	—	(7,834)
Citigroup Global Markets	4/7/2020	TWD	4,084,700	USD	135,389	286	—
JP Morgan & Chase Co.	4/7/2020	TWD	21,134,600	USD	700,308	1,271	—
RBC Capital Markets	4/7/2020	TWD	80,982,400	USD	2,682,425	3,891	—
Citigroup Global Markets	4/8/2020	INR	20,366,000	USD	280,138	—	(866)
JP Morgan & Chase Co.	4/8/2020	INR	174,850,300	USD	2,404,829	—	(7,696)

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
JP Morgan & Chase Co.	4/8/2020	USD	103,377	INR	7,556,000	$879	$—
Total unrealized appreciation (depreciation)						$1,541,713	$(482,623)

(j)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

Currency Abbreviations
AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(k)	$100,207,205	$—	$6,619	$100,213,824
Preferred Stocks(k)	1,175,964	—	—	1,175,964
Corporate Bonds	—	135	—	135
Rights(k)	466	128	0	594
Warrants	101	—	—	101
Short-Term Investments(k)	5,283,973	—	—	5,283,973
Derivatives(l)
Forward Foreign Currency Contracts	—	1,541,713	—	1,541,713
TOTAL	$106,667,709	$1,541,976	$6,619	$108,216,304

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(l)
Forward Foreign Currency Contracts	$—	$(482,623)	$—	$(482,623)
Futures Contracts	(240,464)	—	—	(240,464)
TOTAL	$(240,464)	$(482,623)	$—	$(723,087)

(k)	See Schedule of Investments for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 29, 2020, the amount of transfers from Level 1 to Level 3 was $12,989 and between Level 3 and Level 1 was $22,905. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.